1933 Act Registration No. 333-

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form N-14AE24

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[ ]      Pre-Effective                                   [ ] Post-Effective
         Amendment No.                                       Amendment No.

                         EVERGREEN STRATEGIC INCOME FUND
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                          Rosemary D. Van Antwerp, Esq.
                     Keystone Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                          1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment
Company Act of 1940 (File No. 33-11050); accordingly, no fee is payable herewith. Registrant is filing as an exhibit to this Registration Statement a copy of an earlier declaration under Rule 24f-2. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ended April 30, 1997 was filed with the Commission on or about June 27, 1997.

         It is proposed that this filing will become effective on December 22, 1997 pursuant to Rule 488 of the Securities Act of 1933.

                         EVERGREEN STRATEGIC INCOME FUND

                              CROSS REFERENCE SHEET

              Pursuant to Rule 481(a) under the Securities Act of 1933


                                               Location in Prospectus/Proxy
Item of Part A of Form N-14                                Statement

1.       Beginning of Registration             Cross Reference Sheet; Cover
         Statement and Outside                 Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                 Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and               Comparison of Fees and
         Risk Factors                          Expenses; Summary; Comparison
                                               of Investment Objectives and
                                               Policies; Risks

4.       Information About the                 Summary; Reasons for the
         Transaction                           Reorganizations; Comparative
                                               Information on Shareholders'
                                               Rights; Exhibit A (Agreement
                                               and Plan of Reorganization)

5.       Information about the                 Cover Page; Summary; Risks;
         Registrant                            Comparison of Investment
                                               Objectives and Policies;
                                               Comparative Information on
                                               Shareholders' Rights;
                                               Additional Information

6.       Information about the                 Cover Page; Summary; Risks;
         Company Being Acquired                Comparison of Investment
                                               Objective and Policies;
                                               Comparative Information on
                                               Shareholders' Rights;
                                               Additional Information

7.       Voting Information                    Cover Page; Summary; Voting
                                               Information Concerning the
                                               Meeting

8.       Interest of Certain                   Financial Statements and
         Persons and Experts                   Experts; Legal Matters

9.       Additional Information                Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                            Cover Page

11.      Table of Contents                     Omitted

12.      Additional Information                Statement of Additional
         About the Registrant                  Information of Evergreen
                                               Strategic Income Fund dated
                                               September 1, 1997

13.      Additional Information                Statement of Additional
         about the Company Being               Information of Blanchard Funds
         Acquired                              - Blanchard Flexible Income
                                               Fund dated August 31, 1997

14.      Financial Statements                  Financial Statements dated
                                               April 30, 1997 of Evergreen
                                               Strategic Income Fund;
                                               Financial Statements of
                                               Blanchard Flexible Income Fund
                                               dated September 30, 1997; Pro
                                               Forma Financial Statements

Item of Part C of Form N-14
                                               Incorporated by Reference to
15.      Indemnification                       Part A Caption - "Comparative
                                               Information on Shareholders'
                                               Rights - Liability and
                                               Indemnification of Trustees"

16.      Exhibits
                                               Item 16.          Exhibits

17.      Undertakings                          Item 17.          Undertakings

                                 BLANCHARD FUNDS
                         BLANCHARD FLEXIBLE INCOME FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

January __, 1998

Dear Shareholder,

I am writing to shareholders of the Blanchard Flexible Income Fund, a series of Blanchard Funds (the "Fund"), to inform you of a Special Shareholders' meeting to be held on February 20, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes three proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of
Reorganization whereby all of the assets of the Fund would be acquired by Evergreen Strategic Income Fund in exchange for Class A shares of Evergreen Strategic Income Fund and the assumption by Evergreen Strategic Income Fund of certain liabilities of the Fund. You will receive shares of Evergreen Strategic Income Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about the new fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. The transaction is a non-taxable event for shareholders.

The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Virtus Capital Management, Inc.

The third and final proposal requests shareholder consideration of an Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and OFFITBANK.

Information relating to the Interim Investment Advisory Agreement and the Interim Sub-Advisory Agreement is contained in the attached Prospectus/Proxy Statement.

The Board of Trustees has unanimously approved the proposals and recommends that you vote FOR these proposals.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals presented and sign and return your proxy card(s) in the enclosed postage-paid envelope today. You may receive more than one proxy card if you own shares in more than one fund. Please sign and return each card you receive.

If we do not receive your completed proxy card(s) after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation, who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,

[Name]
[Title]
Blanchard Funds

          [SUBJECT TO COMPLETION, NOVEMBER 10, 1997 PRELIMINARY COPY]


                                 BLANCHARD FUNDS
                         BLANCHARD FLEXIBLE INCOME FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 20, 1998


         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Blanchard Flexible Income Fund, a series of Blanchard Funds ("Flexible Income"), will be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, on February 20, 1998 at 2:00 p.m. for the following purposes:

         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of Novmeber 20, 1997, providing for the acquisition of all of the assets of Flexible Income by the Evergreen Strategic Income Fund, a series of Evergreen Fixed Income Trust, ("Evergreen Strategic Income") in exchange for shares of Evergreen Strategic Income and the assumption by Evergreen Strategic Income of certain identified liabilities of Flexible Income. The Plan also provides for distribution of such shares of Evergreen Strategic Income to shareholders of Flexible Income in liquidation and subsequent termination of Flexible Income. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Flexible Income.

     2. To consider and act upon the Interim Management Contract between Flexible Income and Virtus Capital Management, Inc.

     3. To consider and act upon the Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and OFFITBANK.

         4. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         The Trustees of Blanchard Funds on behalf of Blanchard Flexible Income Fund have fixed the close of business on December 26, 1997 as the record date for the determination of shareholders of Flexible Income entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                        By Order of the Board of Trustees

                                                              John W. McGonigle
                                                              Secretary

January 5, 1998

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                 VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                               ABC Corp.
(2)  ABC Corp.                               John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                      John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan           John Doe, Trustee
TRUST ACCOUNTS
(1)  ABC Trust                               Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                    Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                    John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith, Jr.                      John B. Smith, Jr.,
                                             Executor

                PROSPECTUS/PROXY STATEMENT DATED JANUARY 5, 1998

                            Acquisition of Assets of

                         BLANCHARD FLEXIBLE INCOME FUND
                                   a series of
                                 Blanchard Funds
                            Federated Investors Tower
                      Pittsburgh, Pennsylvania, 15222-3779

                        By and in Exchange for Shares of

                         EVERGREEN STRATEGIC INCOME FUND
                                   a series of
                          Evergreen Fixed Income Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

         This Prospectus/Proxy Statement is being furnished to shareholders of Blanchard Flexible Income Fund ("Flexible Income") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Flexible Income for consideration at a Special Meeting of Shareholders to be held on February 20, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Flexible Income to be acquired by Evergreen Strategic Income Fund ("Evergreen Strategic Income") in exchange for shares of Evergreen Strategic Income and the assumption by Evergreen Strategic Income of certain identified liabilities of Flexible Income (hereinafter referred to as the "Reorganization"). Evergreen Strategic Income and Flexible Income are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of Evergreen Strategic Income will be distributed to shareholders of Flexible Income in liquidation of Flexible Income and such Fund will be terminated. Holders of shares of Flexible Income will receive Class A shares of Evergreen Strategic Income having the same Rule 12b-1 distribution-related fees as the shares of Flexible Income held by such holders prior to the Reorganization. No initial sales charge will be imposed in connection with Class A shares of Evergreen Strategic Income received by holders of shares of Flexible Income. As a result of the proposed Reorganization, shareholders of Flexible Income will receive that number of full and fractional shares of Evergreen Strategic Income having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Flexible Income.

The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Strategic Income is a separate series of Evergreen Fixed Income Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Evergreen Strategic Income seeks high current income from interest on debt securities and, secondarily, considers potential for growth of capital in selecting securities. Such investment objective is substantially identical to that of Flexible Income.

         Shareholders of Flexible Income are also being asked to approve the Interim Management Contract with Virtus Capital Management, Inc., a subsidiary of First Union Corporation ("Virtus"), (the "Interim Advisory Agreement") with the same terms and fees as the previous advisory agreement between Flexible Income and Virtus and the Interim Sub-Advisory Agreement between Virtus and OFFITBANK with the same terms and fees as the previous sub-advisory agreement between Virtus and OFFITBANK. The Interim Advisory Agreement and Interim Sub-Advisory Agreement will be in effect for the period of time between November 21, 1997, the date on which the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation was consummated, and the date of the Reorganization (scheduled for on or about February 27, 1998).

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Strategic Income that shareholders of Flexible Income should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 5, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen Strategic Income dated April 30, 1997 and Flexible Income dated September 30, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Strategic Income at 200 Berkeley Street, Boston, Massachusetts 02116, or by calling toll-free 1-800-343-2898.

         The Prospectus of Evergreen Strategic Income relating to Class A, Class B and Class C shares dated September 1, 1997, as supplemented, and its Annual Report for the period ended

April 30, 1997 are incorporated herein by reference in their entirety, insofar as they relate to Evergreen Strategic Income relating to Class A, Class B and Class C shares only, and not to any other fund described therein. Shareholders of Flexible Income will receive, with this Prospectus/Proxy Statement, copies of the Prospectus of Evergreen Strategic Income. Additional information about Evergreen Strategic Income is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen
Strategic Income at the address or telephone number listed in the preceding paragraph.

         The Prospectus of Flexible Income dated August 31, 1997, insofar as it relates to Flexible Income only, and not to any other funds described therein, is incorporated herein in its entirety by reference. Copies of the Prospectus and related Statement of Additional Information dated the same date, are available upon request without charge by writing to Flexible Income at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829- 3863.

         Included as Exhibit A to this Prospectus/Proxy Statement is a copy of the Plan.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS


                                                                        Page

COMPARISON OF FEES AND EXPENSES.....................................     6
SUMMARY.............................................................     8
         Proposed Plan of Reorganization............................     9
         Tax Consequences...........................................     10
         Investment Objectives and Policies
           of the Funds.............................................     11
         Comparative Performance Information
           for each Fund............................................     11
         Management of the Funds....................................     12
         Investment Advisers and Sub-Adviser........................     12
         Administrators.............................................     14
         Portfolio Management.......................................     14
         Distribution of Shares.....................................     14
         Purchase and Redemption Procedures.........................     15
         Exchange Privileges........................................     16
         Dividend Policy............................................     16
         Risks......................................................     17
REASONS FOR THE REORGANIZATION......................................     19
         Agreement and Plan of Reorganization.......................     21
         Federal Income Tax Consequences............................     24
         Pro-forma Capitalization...................................     25
         Shareholder Information....................................     26
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES....................     27
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.....................     30
         Forms of Organization......................................     30
         Capitalization.............................................     30
         Shareholder Liability......................................     31
         Shareholder Meetings and Voting Rights.....................     32
         Liquidation or Dissolution.................................     32
         Liability and Indemnification of Trustees..................     33
INFORMATION REGARDING THE INTERIM ADVISORY
   AGREEMENT........................................................     34
         Introduction...............................................     34
         Comparison of the Interim Advisory
           Agreement and the Previous Advisory
           Agreement................................................     35
         Information About Flexible Income's Investment
           Adviser..................................................     36
INFORMATION REGARDING THE INTERIM SUB-
  ADVISORY AGREEMENT................................................     37
         Introduction...............................................     37
         Comparison of the Interim Sub-Advisory
           Agreement and the Previous Sub-
           Advisory Agreement.......................................     38
ADDITIONAL INFORMATION..............................................     39

VOTING INFORMATION CONCERNING THE MEETING...........................     40
FINANCIAL STATEMENTS AND EXPERTS....................................     43
LEGAL MATTERS.......................................................     43
OTHER BUSINESS......................................................     43

                         COMPARISON OF FEES AND EXPENSES

         The amounts for Class A shares of Evergreen Strategic Income set forth in the following tables and in the examples are based on the expenses of Evergreen Strategic Income for the fiscal year ended April 30, 1997. The amounts for shares of Flexible Income set forth in the following tables and in the examples are based on the expenses for Flexible Income for the fiscal year ended September 30, 1997. The pro forma amounts for Class A shares of Evergreen Strategic Income are based on what the combined expenses would have been for Evergreen Strategic Income for the fiscal year ending April 30, 1997. All amounts are adjusted for voluntary expense waivers.

         The following tables show for Evergreen Strategic Income, Flexible Income and Evergreen Strategic Income pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A shares of Evergreen Strategic Income and shares of Flexible Income, as applicable.


                          Comparison of Class A Shares
                       of Evergreen Strategic Income With
                            Shares of Flexible Income

                                                                                           Evergreen
                                                Evergreen                                  Strategic
                                                Strategic              Flexible            Income Pro
                                                Income                 Income              Forma
                                                ---------              --------            --------
Shareholder
Transaction                                     Class A                Shares              Class A
Expenses                                        -------                ------              -------

Maximum Sales Load                              4.75%                  None                4.75%
Imposed on Purchases
(as a percentage of
offering price)

Maximum Sales Load                              None                   None                None
Imposed on
Reinvested Dividends
(as a percentage of
offering price)




Contingent Deferred                             None                   None                None
Sales Charge (as a
percentage of
original purchase
price or redemption
proceeds, whichever
is lower)

Exchange Fee                                    None                   None                None

Annual Fund
Operating Expenses
(as a percentage of
average daily net
assets)

Management Fee (1)                              0.64%                  0.  %               0.59%

12b-1 Fees (2)                                  0.23%                  0.  %               0.25%

Other Expenses                                  0.41%                  0.  %               0.41%
                                                ------                 ------              -----

Annual Fund                                     1.28%                      %               1.25%
Operating Expenses                              ------                 ------              ------
(3)                                             ------                 ------              ------

---------------
(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time in its sole discretion. The maximum management fee is 0.75%.

(2) Class A shares of Evergreen Strategic Income can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.

(3) Total Fund Operating Expenses for Flexible Income would have been % absent the voluntary waivers.

         Examples. The following tables show for Evergreen Strategic Income and Flexible Income, and for Evergreen Strategic Income pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period. In the case of Evergreen Strategic Income and Evergreen Strategic Income pro forma, the examples do not reflect the imposition of the maximum 4.75% maximum sales load on purchases since Flexible Income shareholders who receive Class A shares of Evergreen Strategic Income in the Reorganization or who purchase additional Class A shares subsequent to the Reorganization will not incur any sales load.


                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

Evergreen                             $60                  $86                   $114                $195
Strategic Income
Class A

Flexible Income                       $                    $                     $                   $

Evergreen                             $13                  $40                   $84                 $151
Strategic Income -
Pro Forma
Class A



         The purpose of the foregoing examples is to assist Flexible Income shareholders in understanding the various costs and expenses that an investor in Evergreen Strategic Income as a result of the Reorganization would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in Flexible Income. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement and, to the extent not inconsistent with such additional information, the Prospectus of Evergreen Strategic Income dated September 1, 1997, as supplemented, and the Prospectus of Flexible Income dated August 31, 1997 (which are incorporated herein by reference), the Plan, the Interim Advisory Agreement and the Interim Sub-Advisory Agreement, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A, B and C, respectively.

Proposed Plan of Reorganization

         The Plan provides for the transfer of all of the assets of Flexible Income in exchange for shares of Evergreen Strategic Income and the assumption by Evergreen Strategic Income of certain identified liabilities of Flexible Income. The Plan also calls for the distribution of shares of Evergreen Strategic Income to Flexible Income shareholders in liquidation of Flexible Income as part of the Reorganization. As a result of the Reorganization, the shareholders of Flexible Income will become the owners of that number of full and fractional Class A shares of Evergreen Strategic Income having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of Flexible Income as of the close of business immediately prior to the date that Flexible Income's assets are exchanged for shares of Evergreen Strategic Income. See "Reasons for the Reorganization Agreement and Plan of Reorganization."

         The Trustees of Blanchard Funds, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of Flexible Income, and that the interests of the shareholders of Flexible Income will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of Flexible Income's shareholders.

                    THE BOARD OF TRUSTEES OF BLANCHARD FUNDS
             RECOMMENDS APPROVAL BY SHAREHOLDERS OF FLEXIBLE INCOME
                    OF THE PLAN EFFECTING THE REORGANIZATION.

         The Trustees of Evergreen Fixed Income Trust have also approved the Plan, and accordingly, Evergreen Strategic Income's participation in the Reorganization.

         Approval of the Reorganization on the part of Flexible Income will require the affirmative vote of a majority of Flexible Income's shares voted and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of the Fund's shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         The merger (the "Merger") of Signet Banking Corporation ("Signet") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") has been consummated and, as a result, by law the Merger terminated the investment advisory agreement between Virtus and Flexible Income and the sub- advisory agreement between Virtus and OFFITBANK. Prior to consummation of the Merger, Flexible Income received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and Virtus and a new sub-advisory agreement between Virtus and OFFITBANK for a period of not more than 120 days beginning on the date of the closing of the Merger and continuing through the date the Interim Advisory Agreement and Interim Sub-Advisory Agreement are approved by the Fund's shareholders (but in no event later than April 30, 1998). The Interim Advisory Agreement and the Interim Sub- Advisory Agreement have the same terms and fees as the previous investment advisory agreement between Flexible Income and Virtus and the previous sub-advisory agreement between Virtus and OFFITBANK, respectively. The Reorganization is scheduled to take place on or about February 27, 1998.

         Approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Flexible Income present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Flexible Income outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Flexible Income, whichever is less. See "Voting Information Concerning the Meeting."

         If the shareholders of Flexible Income do not vote to approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, Flexible Income will have received an opinion of counsel that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Strategic Income in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Strategic Income that are received by Flexible Income's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Flexible Income in the hands of Evergreen Strategic Income as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Strategic Income upon the receipt of the assets of the Fund in exchange for shares of Evergreen Strategic Income and the assumption by Evergreen Strategic Income of certain identified liabilities.

Investment Objectives and Policies of the Funds

     The investment objectives and policies of Evergreen Strategic Income and Flexible Income are substantially identical.

         The investment objective of Evergreen Strategic Income is to seek high current income from interest on debt securities and, secondarily, to consider potential for growth of capital in selecting securities. Evergreen Strategic Income allocates its assets principally between eligible domestic high yield, high risk bonds and debt securities of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities. The Fund may also invest in preferred stocks, common stocks and other equity securities, including convertible securities and warrants, and money market securities.

         The investment objective of Flexible Income is to provide high current income while seeking opportunities for capital appreciation. In seeking its investment objective, Flexible Income also takes into consideration preservation of capital. The Fund invests in U.S. government securities, investment grade and high yield, high risk securities of domestic and foreign issuers. The Fund may also invest a portion of its assets in money market securities. See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund

         Discussions of the manner of calculation of total return are contained in the respective Prospectus and Statement of Additional Information of the Funds. The total return of Evergreen Strategic Income and Flexible Income for the one and five year periods ended September 30, 1997, and for both Funds for the periods from inception through September 30, 1997 are set forth in the table below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.

                           Average Annual Total Return


                        1 Year
                        Ended                   5 Years                 From
                        September               Ended                   Inception To
                        30,                     September               September                Inception
                        1997                    30, 1997                30, 1997                 Date
                        -------                 -------                 ---------                ---------

Evergreen               6.41%                   7.36%                   8.33%                    2/13/87
Strategic
Income
Class A
shares

Flexible                9.53%                   N/A                     7.25%                    11/2/92
Income (1)

--------------
(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total return during the periods would have been lower.

         Important information about Evergreen Strategic Income is also contained in management's discussion of Evergreen Strategic Income's performance, attached hereto as Exhibit D. This information also appears in Evergreen Strategic Income's most recent Annual Report.

Management of the Funds

         The overall management of Evergreen Strategic Income and of Flexible Income is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Fixed Income Trust and Blanchard Funds, respectively.

Investment Advisers and Sub-Adviser

         Keystone Investment Management Company ("Keystone") serves as investment adviser to Evergreen Strategic Income. Keystone has served as investment adviser to the Keystone family of mutual funds since 1932. Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States. The Capital Management Group of FUNB, Evergreen Asset Management Corp. and Keystone manage the Evergreen Keystone family of mutual funds with assets of approximately $32.5 billion as of September 30, 1997. For further information regarding Keystone, FUNB and First Union, see "Management of the Funds - Investment Advisers" in the Prospectus of Evergreen Strategic Income.

         Keystone manages investments, provides various administrative services and supervises the daily business affairs of Evergreen Strategic Income subject to the authority of the Fund's Board of Trustees. The Fund pays Keystone a fee for its services at the annual rate set forth below:


                                                          Average Aggregate Net
                                                          Asset Value of the
Management Fee                           Income           Shares of the Fund
-----------------------------  -------------------------- ---------------------
                               2.0% of Gross
                               Dividend and
                               Interest
                               Income plus
0.50% of the first                                        $100,000,000 plus
0.45% of the next                                         $100,000,000 plus
0.40% of the next                                         $100,000,000 plus
0.35% of the next                                         $100,000,000 plus
0.30% of the next                                         $100,000,000 plus
0.25% of amounts over                                     $500,000,000.


         Virtus serves as the investment adviser for Flexible Income. As investment adviser, Virtus is responsible for providing or procuring for the Fund all management and administrative services. In carrying out its obligations, Virtus provides or arranges for investment research and supervision of the Fund's investments; selects and evaluates the performance of the Fund's sub-adviser (OFFITBANK); and conducts or arranges for a continuous program of appropriate sale or other disposition of the Fund's assets, subject at all times to the direction of the Board of Trustees. Virtus compensates OFFITBANK from the advisory fee received from Flexible Income. See "Information Regarding the Interim Sub- Advisory Agreement." For its services as investment adviser, Virtus receives a fee at an annual rate of 0.75% of the Fund's average daily net assets.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

Administrator

         Federated Administrative Services ("FAS") provides Flexible Income with certain administrative personnel and services including shareholder servicing and certain legal and accounting services. FAS is entitled to receive a fee for such services at the following annual rates: 0.15% on the first $250 million of average daily net assets of combined assets of the funds in the Blanchard/Virtus mutual fund family; 0.125% on the next $250 million of such assets, 0.10% on the next $250 million of such assets, and 0.075% on assets in excess of $750 million.

Portfolio Management

     The portfolio manager of Evergreen Strategic Income is Prescott B. Crocker. Mr. Crocker is a Senior Vice President, Senior Portfolio Manager and Head of the High Yield Bond Team at Keystone. Mr. Crocker joined Keystone in 1997 and initially served as the manager of the domestic high yield bond portion of the Fund's portfolio. From 1993 until he joined Keystone, Mr. Crocker held various positions at Boston Securities Counselors, including President and Chief Investment Officer, and was Managing Director and portfolio manager at Northstar Investment Management. Mr. Crocker has 25 years of experience in fixed income investment management.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Strategic Income's shares. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Strategic Income offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.

         In the proposed Reorganization, shareholders of Flexible Income will receive Class A shares of Evergreen Strategic Income. Class A shares of Evergreen Strategic Income have substantially similar arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares of Flexible Income. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Strategic Income shares acquired by shareholders of Flexible Income pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization.

         The following is a summary description of charges and fees for the Class A shares of Evergreen Strategic Income which will be received by Flexible Income shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Strategic Income Prospectus and the Flexible Income Prospectus and in each Fund's respective Statement of Additional Information.

         Class A  Shares.  Class A shares  are sold at net asset  value  plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial shares charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares - How to Buy Shares" in the Prospectus for Evergreen Strategic Income. Holders of shares of Flexible Income who receive Class A shares of Evergreen Strategic Income in the Reorganization will be able to purchase additional Class A shares of Evergreen Strategic Income and of any other Evergreen fund at net asset value. No initial sales charge will be imposed.

         Additional information regarding the classes of shares of each Fund is included in its respective Prospectus and Statement of Additional Information.

         Distribution-Related Expenses. Evergreen Strategic Income has adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution- related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the Class, which amount may be increased to the full plan rate for the Fund by the Trustees without shareholder approval.

         Flexible Income has adopted a Rule 12b-1 plan with respect to its shares under which such shares may pay for distribution-related expenses at an annual rate of 0.25% of average daily net assets.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Evergreen Strategic Income is $1,000 and the minimum investment for Flexible Income is $3,000 ($2,000 for qualified pension plans). Flexible Income has a minimum investment requirement of $200 for subsequent investments. There is no minimum for subsequent purchases of shares of Evergreen Strategic Income. Each Fund provides for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectus for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Flexible Income currently permits shareholders to exchange such shares for shares of another fund in the Blanchard Group of Funds or for Investment shares of other funds managed by Virtus. In addition, such shares may be exchanged for shares of Federated Emerging Market Fund. Holders of shares of a class of Evergreen Strategic Income generally may exchange their shares for shares of the same class of any other Evergreen fund. Flexible Income shareholders will be receiving Class A shares of Evergreen Strategic Income in the Reorganization and, accordingly, with respect to shares of Evergreen Strategic Income received by Flexible Income shareholders in the Reorganization, the exchange privilege is limited to the Class A shares of other Evergreen funds. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectus and Statement of Additional Information.

Dividend Policy

         Each Fund declares dividends from its net investment income daily and distributes such dividends monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective

Prospectus of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Flexible Income who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Strategic Income reinvested in shares of Evergreen Strategic Income. Shareholders of Flexible Income who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Strategic Income in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Strategic Income.

         Each of Evergreen Strategic Income and Flexible Income has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Since the investment objectives and policies of each Fund are substantially comparable, the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives. In addition, both Funds may employ for hedging purposes the strategy of engaging in options and futures transactions. The risks involved in these strategies are described in the "Investment Practices and Restrictions - Risk Characteristics of Options and Futures" section in Evergreen Strategic Income's Prospectus.

         Keystone Strategic Income invests principally in domestic high yield bonds and foreign government and corporate debt securities. High yield bonds are rated Ba or lower by Moody's Investors Service ("Moody's") and BB or lower by Standard & Poor's Ratings Group ("S&P") and are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The lower ratings reflect a greater possibility that real or perceived adverse changes in the financial condition of the issuer or in general economic conditions or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of principal and interest or to meet specific projected business forecasts or obtain additional financing. The values of high yield bonds fluctuate in response to changes in interest rates, and the secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, thereby affecting the market price of the security, the Fund's ability to dispose of a particular security and to obtain accurate market quotations for purposes of valuing its assets. Flexible Income's investments in high yield bonds is limited to no more than 35% of the Fund's assets.

         Each of Evergreen Strategic Income and Flexible Income may purchase zero coupon and payment-in-kind bonds. Such investments may experience greater fluctuations in value due to changes in interest rates than debt obligations that pay interest currently. Each Fund is also required by tax laws to accrue interest income on such investments (even though they do not pay interest currently) and to distribute such amounts at least annually to shareholders. Thus each Fund could be required at times to liquidate investments in order to fulfill its distribution requirements and may not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

         Both Evergreen Strategic Income and Flexible Income may invest in foreign securities. Flexible Income may invest up to 25% of its assets in securities of issuers located in emerging or developing markets countries. Keystone Strategic Income has no limit on the percentage of its assets which may be invested in issuers located in emerging or developing market countries. Evergreen Strategic Income may invest in debt securities issued or guaranteed by foreign corporations, certain supranational entities, foreign governments, their agencies and instrumentalities and debt obligations issued by U.S. corporations denominated in non-U.S. currencies. These debt obligations may include bonds, debentures, notes and short-term obligations. Investment in foreign securities generally entails more risk than investment in domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities; securities markets and trading may be less regulated; and the possibility of expropriation, confiscatory taxation, nationalization, establishment of price controls, political or social instability exists. Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less stable than those of developed countries. Investing in companies in emerging markets countries may involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

                         REASONS FOR THE REORGANIZATION

         On July 18, 1997, First Union entered into an Agreement and Plan of Merger with Signet, which provided, among other things, for the Merger of Signet with and into a wholly-owned subsidiary of First Union. The Merger was consummated on November 21, 1997. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for Flexible Income by various units of Signet and various unaffiliated parties. It is also expected that Signet, or its successors, will no longer, upon completion of the Reorganization and similar reorganizations of other funds in the Signet mutual fund family, provide investment advisory or administrative services to investment companies.

         At a regular meeting held on September 16, 1997, the Board of Trustees of Blanchard Funds considered and approved the Reorganization as in the best interests of shareholders of Flexible Income and determined that the interests of existing shareholders of Flexible Income will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Trustees approved the Interim Advisory Agreement and Interim Sub-Advisory Agreement with respect to Flexible Income.

         As noted above, Signet has merged with and into a wholly-owned subsidiary of First Union. Signet is the parent company of Virtus, investment adviser to the mutual funds which comprise Blanchard Funds. The Merger caused, as a matter of law, termination of the investment advisory agreement between each series of Blanchard Funds and Virtus and the sub-advisory agreement between Virtus and OFFITBANK with respect to the Fund. Blanchard Funds have received an order from the SEC which permits Virtus and OFFITBANK to continue to act as Flexible Income's investment adviser and sub-adviser, respectively, without shareholder approval, for a period of not more than 120 days from the date the Merger was consummated (November 21, 1997) to the date of shareholder approval of a new investment advisory agreement and sub- advisory agreement. Accordingly, the Trustees considered the recommendations of Signet in approving the proposed Reorganization.

         In approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Reorganization. There are substantial similarities between Evergreen Strategic Income and Flexible Income. Specifically, Evergreen Strategic Income and Flexible Income have substantially identical investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Flexible Income with an Evergreen fund with a greater level of assets. As of September 30, 1997, Evergreen Strategic Income's net assets were approximately $210 million and Flexible Income's net assets were approximately $155 million.

         In addition, assuming that an alternative to the Reorganization would be to propose that Flexible Income continue its existence and be separately managed by Keystone or one of its affiliates, Flexible Income would be offered through common distribution channels with the substantially similar Evergreen Strategic Income. Flexible Income would also have to bear the cost of maintaining its separate existence. Signet and Keystone believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two substantially identical funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Signet and Keystone believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.

         The Board of Trustees of Blanchard Funds met and considered the recommendation of Signet and Keystone and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests; (iii) expense ratios, fees and expenses of Evergreen Strategic Income and Flexible Income; (iv) the comparative performance records of each of the Funds; (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of Keystone; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (viii) the personnel and financial resources of First Union and its affiliates; (ix) the fact that FUNB will bear the expenses incurred by Flexible Income in connection with the Reorganization; (x) the fact that Evergreen Strategic Income will assume certain identified liabilities of Flexible Income; and (xi) the expected federal income tax consequences of the Reorganization.

         The Trustees also considered the benefits to be derived by shareholders of Flexible Income from the sale of its assets to Evergreen Strategic Income. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of Flexible Income.

         In addition, the Trustees considered that there are alternatives available to shareholders of Flexible Income, including the ability to redeem their shares, as well as the option to vote against the Reorganization.

         During their consideration of the Reorganization the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Fixed Income Trust also concluded at a meeting on September 17, 1997 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Strategic Income and that the interests of the shareholders of Evergreen Strategic Income would not be diluted as a result of the transactions contemplated by the Reorganization.

                    THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND
                THAT THE SHAREHOLDERS OF FLEXIBLE INCOME APPROVE
                          THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Evergreen Strategic Income will acquire all of the assets of Flexible Income in exchange for shares of Evergreen Strategic Income and the assumption by Evergreen Strategic Income of certain identified liabilities of Flexible Income on or about February 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Flexible Income will endeavor to discharge all of its known liabilities and obligations. Evergreen Strategic Income will not assume any liabilities or obligations of Flexible Income other than those reflected in an unaudited statement of assets and liabilities of Flexible Income prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Strategic Income to be received by the shareholders of Flexible Income will be determined by multiplying the respective outstanding class of shares of Flexible Income by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Flexible Income by the net asset value per share of the respective class of shares of Evergreen Strategic Income. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Strategic Income, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Strategic Income, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Flexible Income will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

     As soon after the Closing Date as conveniently practicable, Flexible Income will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Strategic Income received by Flexible Income. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Evergreen Strategic Income's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Strategic Income due to the Fund's shareholders. All issued and outstanding shares of Flexible Income, including those represented by certificates, will be canceled. The shares of Evergreen Strategic Income to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Flexible Income will be terminated. In connection with such termination, Blanchard Funds will file with the SEC an application for termination as a registered investment company.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Flexible Income's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Flexible Income's shareholders, the Plan may be terminated (a) by the mutual agreement of Flexible Income and Evergreen Strategic Income; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of Flexible Income in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Flexible Income or its shareholders. There are not any liabilities or any expected reimbursements in connection with the 12b-1 Plan of Flexible Income. As a result, no 12b-1 liabilities will be assumed by Evergreen Strategic Income following the Reorganization.

         If the Reorganization is not approved by shareholders of Flexible Income, the Board of Trustees of Blanchard Funds will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Flexible Income will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of Flexible Income solely in exchange for shares of Evergreen Strategic Income and the assumption by Evergreen Strategic Income of certain identified liabilities, followed by the distribution of Evergreen Strategic Income's shares by Flexible Income in dissolution and liquidation of Flexible Income, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Strategic Income and Flexible Income will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Flexible Income on the transfer of all of its assets to Evergreen Strategic Income solely in exchange for Evergreen Strategic Income's shares and the assumption by Evergreen Strategic Income of certain identified liabilities of Flexible Income or upon the distribution of Evergreen Strategic Income's shares to Flexible Income's shareholders in exchange for their shares of Flexible Income;

         (3) The tax basis of the assets transferred will be the same to Evergreen Strategic Income as the tax basis of such assets to Flexible Income immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Strategic Income will include the period during which the assets were held by Flexible Income;

         (4) No gain or loss will be recognized by Evergreen Strategic Income upon the receipt of the assets from Flexible Income solely in exchange for the shares of Evergreen Strategic Income and the assumption by Evergreen Strategic Income of certain identified liabilities of Flexible Income;

         (5) No gain or loss will be recognized by Flexible Income's shareholders upon the issuance of the shares of Evergreen Strategic Income to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Flexible Income; and

         (6) The aggregate tax basis of the shares of Evergreen Strategic Income, including any fractional shares, received by each of the shareholders of Flexible Income pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Flexible Income held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Strategic Income, including fractional shares, received by each such shareholder will include the period during which the shares of Flexible Income exchanged therefor were held by such shareholder (provided that the shares of Flexible Income were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, shareholders of Flexible Income would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Strategic Income shares he or she received. Shareholders of Flexible Income should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Strategic Income. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Flexible Income should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

Pro-forma Capitalization

         The following table sets forth the capitalizations of Evergreen Strategic Income and Flexible Income as of September 30, 1997 and the capitalization of Evergreen Strategic Income on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.70 Class A shares of Evergreen Strategic Income issued for each share of Flexible Income.


                       Capitalization of Flexible Income,
                    Evergreen Strategic Income and Evergreen
                          Strategic Income (Pro Forma)


                                                                                             Evergreen
                                                                                             Strategic
                                                                  Evergreen                  Income (After
                                       Flexible                   Strategic                  Reorgani-
                                       Income                     Income                     zation)
                                       ---------                  --------                   ------------

Net Assets
   Class A........................     $155,222,701               $66,261,382                $221,484,083
   Class B........................     N/A                        $119,823,388               $119,823,388
   Class C........................     N/A                        $23,268,862                $23,268,862
   Class Y........................     N/A                        $393,674                   $393,674
   Total Net
     Assets.......................     $155,222,701               $209,747,306               $364,970,007
Net Asset Value Per
Share
   Class A........................     $4.98                      $7.14                      $7.14
   Class B........................     N/A                        $7.17                      $7.17
   Class C........................     N/A                        $7.16                      $7.16
   Class Y........................     N/A                        $6.96                      $6.96
Shares Outstanding
   Class A........................     $31,152,932                $9,280,358                 $31,020,177
   Class B........................     N/A                        $16,704,455                $16,704,455
   Class C........................     N/A                        $3,247,842                 $3,247,842
   Class Y........................     N/A                        $56,530                    $56,530
                                       -----------                -----------                -----------
   All Classes....................     $31,152,932                $29,289,185                $51,029,004


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

         As of December 26, 1997 (the "Record Date"), there were shares of beneficial interest of Flexible Income outstanding.

         As of October 31, 1997, the officers and Trustees of Blanchard Funds beneficially owned as a group less than 1% of the outstanding shares of Flexible Income. To Flexible Income's knowledge, no person owned beneficially or of record more than 5% of Flexible Income's total outstanding shares as of October 31, 1997.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectus and Statement of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Strategic Income can be found in the Prospectus of Evergreen Strategic Income under the caption "Investment Objectives and Policies." Evergreen Strategic Income's Prospectus also offers additional funds advised by Keystone or its affiliates. These additional funds are not involved in the Reorganization, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement and their shares are not offered hereby. The investment objective, policies and restrictions of Flexible Income can be found in the Prospectus of the Fund under the caption "The Funds' Investment Objectives and Policies." Unlike the investment objective of Flexible Income, which is fundamental, the investment objective of Evergreen Strategic Income is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

         The investment objective of Evergreen Strategic Income is to seek high current income from interest on debt securities and, secondarily, to consider growth of capital in selecting securities. Evergreen Strategic Income seeks to achieve its objectives by allocating its assets principally between eligible domestic high yield, high risk bonds and debt securities of foreign governments and foreign corporations. In addition, Evergreen Strategic Income will, from time to time, allocate a portion of its assets to U.S. government securities. This allocation will be made on the basis of the investment adviser's assessment of global opportunities for high income. Under normal circumstances, the Fund will invest principally in domestic high yield bonds and foreign government and corporate debt securities. From time to time the Fund may invest 100% of its assets in U.S. or foreign securities.

         The Fund may invest in:

         Domestic High Yield Bonds. The Fund may invest principally in domestic high yield, high risk bonds, commonly known as "junk bonds." High-yield bonds in which the Fund may invest include zero coupon bonds and payment-in-kind securities ("PIKs"), debentures, convertible debentures, fixed, increasing and adjustable rate bonds, stripped bonds, mortgage bonds, mortgage backed securities, corporate notes (including convertible notes) with maturities at the date of issue of at least five years (which may be senior or junior to other bonds), equipment trust certificates, and units consisting of bonds with stock or warrants to buy stock attached.

     Foreign Securities. The Fund may invest in debt obligations (which may be denominated in U.S. dollars or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank), foreign governments, their agencies and instrumentalities, and debt obligations issued by U.S. corporations denominated in non-U.S. currencies. These debt obligations may include bonds, debentures, notes and short- term obligations.

     U.S. government securities. The Fund may invest in U.S. government securities, including zero coupon U.S. Treasury securities, mortgage-backed securities and money market instruments.

         The investment objective of Flexible Income is to provide high current income while seeking opportunities for capital appreciation. The Fund intends to invest in the following fixed income securities markets:

          U.S. Government Securities. This consists of debt obligations of the U.S. government and its agencies and instrumentalities and related options, futures contracts and repurchase agreements.

         Investment Grade Fixed Income Securities. This consists of investment grade fixed income securities, including mortgage related and asset backed securities.

          High  Yield  Securities.   This  consists  of  higher  yielding  (and,
          therefore, higher risk), lower rated U.S. corporation fixed income securities.

         International Fixed Income Securities. This consists of obligations of foreign governments, their agencies and instrumentalities and other fixed income securities denominated in foreign currencies or composite currencies including: debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; debt obligations of supranational entities; debt obligations of the U.S. government issued in non-dollar securities; and debt obligations and other fixed income securities of foreign and U.S. corporate issuers (non-dollar denominated). The Fund is not limited to purchasing debt securities rated at the time of purchase by Moody's or S&P.

         The Fund may invest in any country where its investment adviser sees potential for high income. It presently expects to invest primarily in non-dollar denominated securities of issuers in the industrialized Western European countries; in Canada, Japan, Australia and New Zealand; and in Latin America. The Fund may also invest up to 25% of its assets in the fixed income securities of issuers in emerging markets countries. It is the policy of the Fund not to invest more than 10% of its assets in any one emerging market country, except that the Fund may invest up to 15% of its assets in fixed income securities of issuers in Mexico.

         While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years.

         Keystone Strategic Income may invest in equity securities. Evergreen Strategic Income's equity investments may include preferred stocks, common stocks and other equity securities, including convertible securities and warrants, which may be used to create other permissible investments which are consistent with the Fund's primary objective of seeking a high level of current income or be acquired as part of a unit combining income and equity securities. Flexible Income does not invest in equity securities.

         Evergreen Strategic Income may not invest more than 5% of its assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. As a diversified portfolio under the 1940 Act, the same restrictions apply to 75% of the assets of Evergreen Strategic Income. However, since Flexible Income is a non-diversified portfolio for purposes of the 1940 Act, these 5% restrictions apply to 50% of the assets of Flexible Income. The remaining 50% of the assets of Flexible Income may be invested up to 25% in the securities of a single issuer. Nondiversification may increase investment risks.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen Fixed Income Trust and Blanchard Funds are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Fixed Income Trust is organized as a Delaware business trust and Blanchard Funds is organized as a Massachusetts business trust. Each Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts and federal law. Evergreen Strategic Income is a series of Evergreen Fixed Income Trust and Flexible Income is a series of Blanchard Funds.

         As set forth in the supplement to Evergreen Strategic Income's Prospectus, effective December 22, 1997, Evergreen Strategic Income Fund, a Massachusetts business trust, was reorganized (the "Delaware Reorganization") into a corresponding series (Evergreen Strategic Income) of Evergreen Fixed Income Trust. In connection with the Delaware Reorganization, the Fund's investment objectives were reclassified from "fundamental" to "non-fundamental" and therefore may be changed without shareholder approval; the Fund adopted certain standardized investment restrictions; and eliminated or reclassified from fundamental to non-fundamental certain of the Fund's other fundamental investment restrictions.

Capitalization

         The beneficial interests in Evergreen Strategic Income are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. The beneficial interests in Flexible Income are represented by an unlimited number of transferable shares of beneficial interest without par value. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.

Shareholder Liability

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Declaration of Trust under which Flexible Income was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the trust itself would be unable to meet its obligations.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Fixed Income Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Fixed Income Trust (a) provides that any written obligation of the trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Evergreen Fixed Income Trust. Accordingly, the risk of a shareholder of Evergreen Fixed Income Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Fixed Income Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Evergreen Fixed Income Trust on behalf of Evergreen Strategic Income nor Blanchard Funds on behalf of Flexible Income is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Fixed Income Trust or Blanchard Funds. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Each Trust does not permit cumulative voting. Except when a larger quorum is required by applicable law, a majority of the outstanding shares entitled to vote of each Fund constitutes a quorum for consideration of such matter. For Evergreen Strategic Income and Flexible Income, a majority of the votes cast and entitled to vote, is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Fixed Income Trust, each share of Evergreen Strategic Income is entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Flexible Income, each share is entitled to one vote. Over time, the net asset values of the Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a Fund with a lower net asset value will purchase more shares and, under Evergreen Strategic Income's current voting provisions, have more votes, than the same investment in a Blanchard Funds' series with a higher net asset value. Under the Declaration of Trust of Evergreen Fixed Income Trust, voting power is related to the dollar value of a shareholder's investment rather than to the number of shares held.

Liquidation or Dissolution

         In the event of the liquidation of Evergreen Strategic Income and Flexible Income, the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         The Declaration of Trust of Blanchard Funds provides that no Trustee shall be liable for errors of judgment or mistakes of fact or law. No Trustee shall be subject to liability unless such Trustee is found to have acted in bad faith, with willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The Declaration of Trust of Blanchard Funds provides that a present or former Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Trust, provided that no indemnification shall be provided to a Trustee or officer against any liability to the Trust or any series thereof or the shareholders of any series by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Fixed Income Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware and Massachusetts law directly for more complete information.

              INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Blanchard Funds recommends that shareholders of Flexible Income approve the Interim Advisory Agreement. The Merger became effective on November 21, 1997. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to Virtus if shareholders approve the contract within 120 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which Virtus continues as investment adviser to Flexible Income, as well as the services to be provided by Virtus pursuant thereto is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         Virtus, a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management, is a wholly-owned subsidiary of First Union. Virtus' address is 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Virtus has served as investment adviser pursuant to an Investment Advisory Contract dated July 12, 1995. As used herein, the Investment Advisory Agreement, as amended, for Flexible Income is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Trustees of Blanchard Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement for Flexible Income.

         The Trustees have authorized Blanchard Funds, on behalf of Flexible Income, to enter into the Interim Advisory Agreement with Virtus. Such Agreement became effective on November 21, 1997. If the Interim Advisory Agreement for Flexible Income is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Flexible Income's investment advisory arrangements at that time. The Previous Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on May 11, 1997.

Comparison of the Interim Advisory Agreement and the Previous
Advisory Agreement

         Advisory Services. The management and advisory services to be provided by Virtus under the Interim Advisory Agreement are identical to those currently provided by Virtus under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, Virtus is responsible for managing the Fund and overseeing the investment of its assets, subject at all times to the supervision of the Board of Trustees. Virtus selects, monitors and evaluates the Fund's sub-adviser. Virtus periodically reviews the sub-adviser's performance record and will make a change, if necessary, subject to approval of the Board of Trustees and shareholders.

         Federated Administrative Services ("FAS") currently acts as administrator of Flexible Income. FAS will continue during the term of the Interim Advisory Agreement as Flexible Income's administrator for the same compensation as currently received; except that on February 9, 1998, FAS' obligations to provide transfer agency services for Flexible Income's shareholders will terminate and such services will be provided for the same fees by Evergreen Service Company. See "Summary - Administrator."

     Fees and Expenses. The investment advisory fees and expense limitations for Flexible Income under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers and Sub- Adviser."

         Expense Reimbursement. Virtus may, if it deems appropriate, assume expenses of the Fund or class to the extent that the Fund's or classes' expenses exceed such lower expense limitation as Virtus may, by notice to the Fund, voluntarily declare to be effective.

         The Interim Advisory Agreement contains an identical provision.

         Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, Blanchard Funds was required to pay or cause to be paid on behalf of the Fund, all of the Fund's expenses and the Fund's allocable share of Blanchard Funds' expenses.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Virtus, Virtus was not liable to Blanchard Funds or to the Fund or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Flexible Income (as defined in the 1940 Act) or by a vote of the Trustees of Blanchard Funds on 60 days' written notice to Virtus or by Virtus on 60 days' written notice to Blanchard Funds. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information about Flexible Income's Investment Adviser

         Virtus, a registered investment adviser, manages, in addition to the Fund, other funds of The Virtus Funds, the Blanchard Group of Funds and three fixed income trust funds. The name and address of each executive officer and director of Virtus are set forth in Appendix A to this Prospectus/Proxy Statement.

         For the fiscal year ended September 30, 1997 and the period from May 1, 1996 to September 30, 1996, Virtus received from Flexible Income management fees of $1,273,719 and $610,104, respectively, of which $0 and $8,181, respectively, were voluntarily waived. For the fiscal year ended April 30, 1996, the Fund's investment management fee paid to Virtus and the prior manager was $1,795,137. Signet acts as custodian for Flexible Income and received $68,539 for the fiscal year ended September 30, 1997. Signet will continue to act as Flexible Income's custodian during the term of the Interim Advisory Agreement.

         The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

            INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Blanchard Funds recommends that shareholders of Flexible Income approve the Interim Sub-Advisory Agreement. Such Agreement became effective on November 21, 1997. Pursuant to an order from the SEC, all fees payable under the Interim Sub-Advisory Agreement will be placed in escrow and paid to OFFITBANK if shareholders approve the contract within 120 days of its effective date. The Interim Sub-Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Sub- Advisory Agreement are essentially the same as the Previous Sub-Advisory Agreement (as defined below). The only difference between the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, if approved by shareholders, is the length of time the Agreement is in effect. A description of the Interim Sub-Advisory Agreement pursuant to which OFFITBANK continues as the investment sub-adviser to Flexible Income, as well as the services to be provided by OFFITBANK pursuant thereto, is set forth below under "Sub- Advisory Services." The description of the Interim Sub- Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Sub- Advisory Agreement, attached hereto as Exhibit C.

         OFFITBANK, 520 Madison Avenue, New York, New York 10022 has served as investment adviser to Flexible Income pursuant to a Sub-Advisory Agreement, dated July 12, 1995. OFFITBANK, a New York State chartered trust bank, is the continuation of the business of Offit Associates, Inc., a registered investment adviser founded in December, 1982. The firm converted to a trust bank in July, 1990. The core business of OFFITBANK is portfolio management for institutions, non-profit organizations and wealthy family groups. OFFITBANK specializes in fixed income management and offers its clients a complete range of fixed income investments in capital markets throughout the world. As of July 31, 1997, OFFITBANK had in excess of $8 billion in assets under management. Jack
D. Burks, Managing Director of OFFITBANK, has over 10 years of experience in Fixed Income Portfolio Management and is responsible for the day-to-day management of the Fund's portfolio. See "Summary - Investment Advisers and Sub-Adviser." As used herein, the Sub-Advisory Agreement for Flexible Income is referred to as the "Previous Sub-Advisory Agreement." At a meeting of the Board of Trustees of Blanchard Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Sub-Advisory Agreement for Flexible Income.

         The Trustees have authorized Blanchard Funds, on behalf of Flexible Income, to enter into the Interim Sub-Advisory Agreement with Virtus and OFFITBANK. Such Agreement became effective on November 21, 1997. If the Interim Sub-Advisory Agreement for Flexible Income is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Flexible Income's investment sub-advisory arrangements at that time. The Previous Sub-Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on May 11, 1997.

Comparison of the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement

         Sub-Advisory Services. The management and advisory services to be provided by OFFITBANK under the Interim Sub- Advisory Agreement are identical to those currently provided by OFFITBANK under the Previous Sub-Advisory Agreement. Under the Previous Sub-Advisory Agreement, OFFITBANK supervised the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of Virtus and the policies and control of Blanchard Funds' Board of Trustees.

         Fees and Expenses. The investment sub-advisory fees under the Previous Sub-Advisory Agreement and the Interim Sub- Advisory Agreement are identical. As compensation for its sub-advisory services under the Previous Sub-Advisory Agreement OFFITBANK was paid by Virtus a monthly fee at the annual rate of .30% of the first $25 million of the Fund's average daily net assets; plus .25% of the Fund's average daily net assets in excess of $25 million but less than $50 million; plus .20% of the Fund's average daily net assets in excess of $50 million.

         The fee paid to OFFITBANK by Virtus for the fiscal year ended September 30, 1997 was $377,158. The fee paid to OFFITBANK by Virtus for the period from May 1, 1996 through September 30, 1996 was $178,414. The fee paid to OFFITBANK by the prior manager and by Virtus for the fiscal year ended April 30, 1996 was $516,503.

         The name and address of the principal executive officers and directors of OFFITBANK are set forth in Appendix B to this Prospectus/Proxy Statement.

         Limitation of Liability. The Previous Sub-Advisory Agreement provided that in the absence of willful misfeasance, bad faith or gross negligence on the part of OFFITBANK or reckless disregard by OFFITBANK of its duties under the Agreement, OFFITBANK shall not be liable to Virtus, Blanchard Funds or to any shareholder of Blanchard Funds for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may sustained in the purchase, holding or sale of any security. The Interim Sub-Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Sub-Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Flexible Income (as defined in the 1940 Act) or by a vote of a majority of Blanchard Funds' entire Board of Trustees on 60 days' written notice to OFFITBANK or by Virtus or OFFITBANK on 60 days' written notice to the other party to the Agreement. Also, the Interim Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Sub-Advisory Agreement contained identical provisions as to termination and assignment.

         The Board of Trustees considered the Interim Sub-Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Sub- Advisory Agreement and the terms of the Previous Sub-Advisory Agreement.

                             ADDITIONAL INFORMATION

         Evergreen Strategic Income. Information concerning the operation and management of Evergreen Strategic Income is incorporated herein by reference from the Prospectus dated September 1, 1997, as supplemented, a copy of which is enclosed, and Statement of Additional Information dated September 1, 1997. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Strategic Income at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.

         Flexible Income. Information about the Fund is included in its current Prospectus dated August 31, 1997 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to Flexible Income at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829-3863.

         Evergreen Strategic Income and Flexible Income are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                    VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of Blanchard Funds to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., February 20, 1998, at the offices of the Keystone Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Flexible Income on or about January 5, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote, at the close of business on the Record Date, present in person or represented by proxy, will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement, FOR the Interim Sub-Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted as shares voted and will have no effect on the vote regarding the Plan. However, such "broker non-votes" will have the effect of being counted as votes against the Interim Advisory Agreement and the Interim Sub-Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding votes securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Blanchard Funds, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby, FOR approval of the Interim Advisory Agreement and FOR approval of the Interim Sub-Advisory Agreement.

         Approval of the Plan will require the affirmative vote of a majority of the shares voted and entitled to vote at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement and Interim Sub- Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

     Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of Keystone or Signet, their affiliates or other representatives of Flexible Income (who will not be paid for their soliciting activities). Shareholders Communications

Corporation has been engaged by Flexible Income to assist in soliciting proxies.

         If you wish to participate in the Meeting, you may still submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by February 20, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of Blanchard Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Strategic Income which they receive in the transaction at their then-current net asset value. Shares of Flexible Income may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Flexible Income may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Flexible Income does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Blanchard Funds at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of Evergreen Strategic Income are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Flexible Income whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                        FINANCIAL STATEMENTS AND EXPERTS

         The financial statements of Evergreen Strategic Income as of April 30, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The financial statements and financial highlights of Flexible Income incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of Flexible Income for the year ended September 30, 1997 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Strategic Income will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                 OTHER BUSINESS

         The Trustees of Blanchard Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

     THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB- ADVISORY AGREEMENT AND ANY UNMARKED PROXIES WITHOUT

INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT.

January 5, 1998

                                   APPENDIX A

         The names and addresses of the principal executive officers and directors of Virtus Capital Management, Inc. are as follows:

OFFICERS:


Name                                      Address
----                                      -------
John Stephen Hall                         Virtus Capital Management, Inc.
                                          707 East Main Street
                                          Suite 1300
                                          Richmond, Virginia  23219
Tanya Orr Bird                            Virtus Capital Management, Inc.
                                          707 East Main Street
                                          Suite 1300
                                          Richmond, Virginia  23219
Josie Clemons Rosson                      Virtus Capital Management, Inc.
                                          707 East Main Street
                                          Suite 1300
                                          Richmond, Virginia  23219


DIRECTORS:


Name                                      Address
----                                      -------
John S. Hall                              Virtus Capital Management, Inc.
                                          707 East Main Street
                                          Suite 1300
                                          Richmond, Virginia  23219
Tanya Orr Bird                            Virtus Capital Management, Inc.
                                          707 East Main Street
                                          Suite 1300
                                          Richmond, Virginia  23219

                                   APPENDIX B

         The names and addresses of the principal executive officers and directors of OFFITBANK are as follows:


OFFICERS AND DIRECTORS:

Name                                        Address
----                                        -------
Leslie F.B. Ashburner                       OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
Albert C. Bellas                            OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
Jack D. Burks                               OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
Carolyn N. Dolan                            OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
John H. Haldeman, Jr.                       OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
Richard M. Johnston                         OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
Wallace Mathai-Davis                        OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
Morris W. Offit                             OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
Stephen T. Shapiro                          OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022
Stephen B. Wells                            OFFITBANK
                                            520 Madison Avenue
                                            New York, New York 10022

                                                               EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 20th day of November, 1997, by and between the Evergreen Fixed Income Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Strategic Income Fund series (the "Acquiring Fund"), and Blanchard Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222- 3779, with respect to its Blanchard Flexible Income Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Blanchard Funds have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
          THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a statement of the Acquiring Fund's investment objectives, policies, and restrictions and a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein shall require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount permitted to be charged to the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830, minus the amount of the sales charges paid or accrued (including asset based sales charges), plus permitted interest ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of shares of the Selling Fund will receive Class A shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about February 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen

Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. Signet Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Blanchard Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Blanchard Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected on the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at April 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since April 30, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Blanchard Funds will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3  INVESTMENT  REPRESENTATION.   The  Selling  Fund  covenants  that  the
Acquiring Fund Shares to be issued
hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG Peat Marwick LLP and certified by Blanchard Funds' President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG Peat Marwick LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                   ARTICLE VI

              CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Blanchard Funds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Blanchard Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Blanchard Funds.

         7.3.1 The Acquiring Fund shall have received on the Closing Date an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Blanchard Funds' Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) The descriptions in the Prospectus and Proxy Statement of this Agreement, as set forth under the caption "Reasons for the Reorganization - Agreement and Plan of Reorganization," the Interim Advisory Agreement and the Previous Advisory Agreement, as set forth under the caption "Information Regarding the Interim Advisory Agreement," the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement, as set forth under the caption "Information Regarding the Interim Sub-Advisory Agreement" and the description of voting requirements applicable to approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement, as set forth under the caption "Voting Information Concerning the Meeting," insofar as the latter constitutes a summary of applicable voting requirements under the Investment Company Act of 1940, as amended, are, in each case, accurate and fairly present the information required to be shown by the applicable requirements of Form N-14.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

                  7.3.2 The  Acquiring  Fund shall have  received on the Closing
Date an opinion of C. Grant Anderson, Esq., Assistant Secretary of Blanchard Funds, in form satisfactory to the Acquiring Fund as follows: Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund).

         Mr. Anderson shall also state that he has reviewed and is familiar with the contents of the Prospectus and Proxy Statement and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement, on the basis of the foregoing, no facts have come to his attention that lead him to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that he does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the

Acquiring Fund, contained in the Prospectus and Proxy
Statement or Registration Statement.

         The opinions set forth in paragraphs 7.3.1 and 7.3.2 may state that such opinions are solely for the benefit of the Acquiring Fund. Such opinions shall contain such other assumptions and limitations as shall be in the opinion of Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson, as applicable, appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law, that as Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.

         In this paragraph 7.3, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

7.4 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                  ARTICLE VIII

             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Blanchard Funds' Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940

Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of the Blanchard Funds responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus and Proxy Statement were prepared based on the valuation of the Selling Fund's assets in accordance with the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information pursuant to procedures customarily utilized by the Acquiring Fund in valuing its own assets;

                  (e) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of the Acquiring Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing
Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Blanchard Funds, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                   AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Blanchard Funds or the Trust personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund, as provided in the Declarations of Trust of Blanchard Funds and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Blanchard Funds on behalf of the Selling Fund and the Trust on behalf of the Acquiring Fund and signed by authorized officers of Blanchard Funds and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund as provided in the Declarations of Trust of Blanchard Funds and the Trust.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                EVERGREEN FIXED INCOME TRUST ON
                                BEHALF OF EVERGREEN STRATEGIC
                                INCOME FUND
                                By:

                                Name:

                                Title:


                                BLANCHARD FUNDS
                                ON BEHALF OF BLANCHARD FLEXIBLE
                                INCOME FUND
                                By:

                                Name:

                                Title:

                                                                 EXHIBIT B

                                 BLANCHARD FUNDS

                           INTERIM MANAGEMENT CONTRACT

         This Contract is made this 22nd day of November, 1997 between Virtus Capital Management, Inc., a Maryland corporation having its principal place of business in Richmond, Virginia (the "Manager"), and Blanchard Funds, a Massachusetts business trust having its principal place of business in Pittsburgh, Pennsylvania (the "Trust").

         WHEREAS the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940, as amended, and is registered as such with the Securities and Exchange Commission; and

         WHEREAS Manager is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

         1. The Trust hereby appoints Manager as manager for each of the portfolios ("Funds") of the Trust which executes an exhibit to this Contract, and Manager accepts the appointments. Subject to the direction of the Trustees of the Trust, Manager shall provide or procure on behalf of each of the Funds all management and administrative services. In carrying out its obligations under this paragraph, the Manager shall; (i) provide or arrange for investment research and supervision of the investments of the Funds; (ii) select and evaluate the performance of each Fund's Portfolio Sub-Adviser; (iii) select and evaluate the performance of the Administrator; and (iv) conduct or arrange for a continuous program of appropriate sale or other disposition and reinvestment of each Fund's assets.

         2. Manager, in its supervision of the investments of each of the Funds, will be guided by each of the Fund's investment objective and policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statements and exhibits as may be on file with the Securities and Exchange Commission.

         3. Each Fund shall pay or cause to be paid all of its own expenses and its allocable share of Trust expenses, including, without limitation, the expenses of organizing the

Trust and continuing its existence; fees and expenses of Trustees and officers of the Trust; fees for management services and administrative personnel and services; expenses incurred in the distribution of its shares ("Shares"), including expenses of administrative support services; fees and expenses of preparing and printing its Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and any amendments thereto; expenses of registering and qualifying the Trust, the Funds, and Shares of the Funds under federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase, and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Funds. Each Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

         4. Each of the Funds shall pay to Manager, for all services rendered to each Fund by Manager hereunder, the fees set forth in the exhibits attached hereto.

         5. If, for any fiscal year, the total of all ordinary business expenses of the Fund, including all investment advisory fees but excluding distribution fees, taxes, interest and extraordinary expenses and certain other excludable expenses, would exceed the most restrictive expense limits imposed by any statute or regulatory authority of any jurisdiction in which Shares of the Fund are offered for sale Manager shall reduce its management fee in order to reduce such excess expenses, but will not be required to reimburse the Fund for any ordinary business expenses which exceed the amount of its management fee for such fiscal year. The amount of any such reduction is to be borne by the Manager and shall be deducted from the monthly management fee otherwise payable to the Manager during such fiscal year. For the purposes of this paragraph, the term "fiscal year" shall exclude the portion of the current fiscal year which shall have elapsed prior to the date hereof and shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Agreement.

         6. The net asset value of each Fund's Shares as used herein will be calculated to the nearest 1/10th of one cent.

         7. The Manager may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds) to the extent that any Fund's expenses exceed such lower expense limitation as the Manger may, by notice to the Fund, voluntarily declare to be effective.

         8. This Contract shall begin for each Fund as of the date of execution of the applicable exhibit and shall continue in effect with respect to each Fund presently set forth on an exhibit (and any subsequent Funds added pursuant to an exhibit during the initial term of this Contract) until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated as of November 20, 1997 with respect to each Fund or for two years from the date of this Contract set forth above and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party cast in person at a meeting called for that purpose; and (b) Manager shall not have notified a Fund in writing at least sixty (60) days prior to the anniversary date of this Contract in any year thereafter that it does not desire such continuation with respect to that Fund. If a Fund is added after the first approval by the Trustees as described above, this Contract will be effective as to that Fund upon execution of the applicable exhibit and will continue in effect until the next annual approval of the Contract by the Trustees and thereafter for successive periods of one year, subject to approval as described above.

         9. Notwithstanding any provision in this Contract, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of the shareholders of that Fund on sixty
(60) days' written notice to Manager.

         10.   This   Contract   may  not  be  assigned  by  Manager  and  shall
automatically terminate in the event of any assignment.

Manager may employ or contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract.

         11. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under this Contract on the part of Manager, Manager shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

         12. This Contract may be amended at any time by agreement of the parties provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party to this Contract (other than as Trustees of the Trust) cast in person at a meeting called for that purpose, and where required by Section 15(a)(2) of the Act, on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

         13. The Manager acknowledges that all sales literature for investment companies (such as the Trust) are subject to strict regulatory oversight. The Manager agrees to submit any proposed sales literature for the Trust (or any Fund) or for itself or its affiliates which mentions the Trust (or any Fund) to the Trust's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature, provided, however, that nothing herein shall be construed so as to create any obligation or duty on the part of the Manager to produce sales literature for the Trust (or any Fund). The Trust agrees to cause its distributor to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Manager of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Trust.

         14. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees, or any of the officers, employees, agents or shareholders of the Trust individually but are binding only upon the assets and property of the Trust. Notice is also hereby given that the obligations pursuant to this instrument of a particular Fund and of the Trust with respect to that particular Fund shall be limited solely to the assets of that particular Fund.

         15. This Contract shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

         16. This Contract will become binding on the parties hereto upon their execution of the attached exhibits to this Contract.

                                    EXHIBIT A
                                     to the
                               Management Contract

                          Blanchard Global Growth Fund
                         Blanchard Flexible Income Fund
                         Blanchard Short-Term Bond Fund
                      Blanchard Flexible Tax-Free Bond Fund
                         Blanchard Growth & Income Fund

         For all services rendered by Manager hereunder, the above-named Funds of the Trust shall pay to Manager and Manager agrees to accept as full compensation for all services rendered hereunder, an annual management fee equal to the following percentage ("the applicable percentage") of the average daily net assets of each Fund


Name of Fund                                    Percentage of Net Assets
Blanchard Global Growth Fund                    1% of the first $150 million
                                                of average  daily net
                                                assets,  .875% of the
                                                Fund's  average daily
                                                net  assets in excess
                                                of $150  million  but
                                                not  exceeding   $300
                                                million  and  .75% of
                                                the  Fund's   average
                                                daily  net  assets in
                                                excess     of    $300
                                                million.
Blanchard Flexible Income Fund                  .75%
Blanchard Growth & Income Fund                  1.10% of the Fund's average
                                                daily net assets, .40% of
                                                which, which would otherwise
                                                be received by Manager and
                                                paid to the Chase Manhattan
                                                Bank, N.A. ("Chase") for
                                                portfolio advisory services,
                                                shall be paid to Chase
                                                directly by the Fund under a
                                                separate investment advisory
                                                agreement between Chase and
                                                the Fund.
Blanchard Short-Term Bond Fund                  .75%
Blanchard Flexible Tax-Free                     .75%
Bond Fund

         The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

         The advisory fee so accrued shall be paid to Manager daily except for the Blanchard Growth & Income Fund which shall be paid to Manager monthly.


         Witness the execution hereof this 22nd day of November, 1997.



Attest:                                Virtus Capital Management, Inc.


                                       By:
         Secretary                           Executive Vice President



Attest:                                Blanchard Funds


                                       By:
         Assistant Secretary                Vice President

                                                                  EXHIBIT C

                         INTERIM SUB-ADVISORY AGREEMENT

         THIS AGREEMENT is made this 22nd day of November, 1997 by and between VIRTUS CAPITAL MANAGEMENT, INC., a Maryland corporation (the "Manager"), and OFFITBANK, a New York banking corporation (the "Sub-Adviser" or "OFFITBANK") with respect to the following recital of fact:

                                  R E C I T A L

         WHEREAS, Blanchard Funds (the "Trust") is registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations promulgated thereunder; and

         WHEREAS, the Sub-Adviser is a New York banking corporation and engages in the business of acting as an investment adviser; and

         WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

         WHEREAS, the Trust offers shares in one series called the Blanchard Flexible Income Fund (such series, being referred to as the "Fund"); and

         WHEREAS, the Trust and the Manager have entered into an agreement of even date herewith to provide for management services for the Fund on the terms and conditions set forth therein (the "Interim Management Agreement"); and

         WHEREAS, OFFITBANK proposes to render investment advisory services to the Manager in connection with the Manager's responsibilities to the Fund's portfolio on the terms and conditions hereinafter set forth.

         NOW  THEREFORE,   in  consideration  of  the  mutual  covenants  herein
contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto agree as follows:

         1. Investment Management. OFFITBANK shall act as a Sub-Adviser for the Fund and shall, in such capacity, supervise the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of the Manager and the policies and control of the Trust's Board of Trustees. OFFITBANK shall give the Fund the benefit of its best judgment, efforts and facilities in rendering its services as Sub-Adviser.

         2. Investment Analysis and Implementation. In carrying out its obligation under paragraph 1 hereof, the Sub-Adviser shall:

                  a. use the same skill and care in providing such service as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  b. obtain and evaluate pertinent information about significant developments and economics, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund's portfolio and whether concerning the individual issuers whose securities are included in the Fund's portfolio or the activities in which the issuers engage, or with respect to securities which the Sub-Adviser considers desirable for inclusion in the Fund's portfolio;

                  c. determine which issuers and securities shall be represented in the Fund's portfolio and regularly report thereon to the Trust's Board of Trustees;

                  d. formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Trust's Board of Trustees;

                  e. be authorized to give instructions to the custodian and/or sub-custodian of the Fund appointed by the Trust's Board of Trustees, as to deliveries of securities, transfers of currencies and payments of cash for the account of the Fund, in relation to the matters contemplated by this Agreement; and

                  f. take, on behalf of the Fund, all actions which appear to the Trust and the Manager necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including the placing of orders for the purchase and sale of securities for the Fund and the prompt reporting to the Manager of such purchases and sales.

         3. Broker-Dealer Relationships. The Sub-Adviser is responsible for decisions to buy and sell securities for the

Fund's portfolio, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Trustees may determine, the Sub- Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub- Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Adviser's overall responsibilities with respect to the Fund and to its other clients as to which it exercises investment discretion. Subject to such policies as the Board of Trustees may determine, the Sub-Adviser will purchase and sell foreign currency contracts and other securities for the Fund. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to any affiliated broker-dealer of the Fund or to such brokers and dealers who also provide research or statistical material, or other services to the Fund, the Manager or the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         4. Control by Board of Trustees. Any investment program undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Fund pursuant thereto, shall at all times be subject to any directives of the Board of Trustees of the Trust. The Manager shall provide the Sub- Adviser with written notice of all such directives, so long as this Agreement remains in effect.

     5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub- Adviser shall at all times conform to:

                  a.       all applicable provisions of the 1940 Act;

                  b. the provisions of the Registration Statement of the Trust under the Securities Act of 1933 and the 1940
         Act; and

                  c. any other applicable provisions of state and federal law.

         6. Expenses. The Sub-Adviser shall maintain, at its expense and without cost to the Manager or the Fund, a trading function in order to carry out its obligations under subparagraph (f) of paragraph 2 hereof to place orders for the purchase and sale of portfolio securities for the Fund.

         7. Delegation of Responsibilities. Upon request of the Manager and with the approval of the Trust's Board of Trustees, the Sub-Adviser may perform services on behalf of the Fund which are not required by this Agreement. Such services will be performed on behalf of the Fund and the Sub- Adviser's cost in rendering such services may be billed monthly to the Manager, subject to examination by the Manager's independent accountants. Payment or assumption by the Sub-Adviser of any Fund expense that the Sub-Adviser is not required to pay or assume under this Agreement shall not relieve the Manager or the Sub-Adviser of any of their obligations to the Fund or obligate the Sub-Adviser to pay or assume any similar Fund expense on any subsequent occasions.

         8. Compensation. For the services to be rendered and the facilities furnished hereunder, the Manager shall pay the Sub-Adviser a monthly fee at the annual rate of .30% of the Fund's first $25 million of average daily net assets; plus .25% of the Fund's average daily net assets in excess of $25 million but less than $50 million; plus .20% of the Fund's average daily net assets in excess of $50 million. Compensation under this Agreement shall be calculated and accrued daily and the amounts of the daily accruals shall be paid monthly. The compensation paid to the Sub-Adviser will not be reduced by the amount of brokerage commissions received by the Sub-Adviser or its affiliated broker-dealer pursuant to Section 17(e)(2) of the 1940 Act. If this Agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fees as set forth above. Payment of the Sub-Adviser's compensation for the preceding month shall be made as promptly as possible after the end of each month.

         9. Exclusivity. OFFITBANK agrees that it will not render advisory or sub-advisory services to any other similar publicly offered no-load or low-load open-end investment company registered with the Securities and Exchange Commission while this Agreement is in effect. In the event of the termination of this Agreement by the Sub-Adviser such exclusivity shall continue for a period of [ ] months from the effective date of such termination. For the purposes of this Agreement, low-load shall be defined as a sales charge of 3% or less. The Sub-Adviser, however, shall be free to render investment advisory or other services to others (including unit trusts and registered investment companies other than no load or low load investment companies) and to engage in other activities, so long as its services under this Agreement are not impaired thereby.

         10. Term. This Agreement shall become effective at the close of business on the date hereof and shall remain in force and effect until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated November 20, 1997 with respect to the Fund or for an initial term of two years, and shall remain in effect thereafter if approved in the manner set forth in Section 10 hereof.

         11. Renewal. Following the expiration of its initial two year term, this Agreement shall continue in force and effect from year to year, provided that such continuance is specifically approved at least annually:

                  a. (i) by the Trust's Board of Trustees or (ii) by the vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940
         Act), and

                  b. by the affirmative vote of a majority of the Trustees who are not parties to this agreement or interested persons of a party to this Agreement (other than as a Trustee of the Trust), by votes cast in person at a meeting specifically called for such purpose.

         12. Termination. This Agreement may be terminated at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act), or by the Manager or the Sub- Adviser, on sixty (60) days' written notice to the other party. This Agreement shall automatically terminate: (a) in the event of its assignment, the term "assignment" having the meaning defined in Section 2(a)(4) of the 1940 Act, or (b) in the event that the Interim Management Agreement between the Fund and the Manager shall terminate.

         13. Liability of the Sub-Adviser. In the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or its officers, directors or employees, or reckless disregard by the Sub-Adviser of its duties under this Agreement, the Sub-Adviser shall not be liable to the Manager, the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         14. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Manager for this purpose shall be 707 East Main Street, Suite 1300, Richmond, Virginia 23219, that of the Trust for this purpose shall be Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, and the address of the Sub-Adviser for this purpose shall be 520 Madison Avenue, New York, New York 10022.

         15. Questions of Interpretation. Any questions of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such courts, by rules, regulations or orders of the Securities and Exchange Commission issued pursuant to said Act. In addition, where the effect of a requirement of the 1940 Act reflected in a provision of this Agreement is revised by rule, regulation or order of the Securities and Exchange Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first above written.

Attest:                                        OFFITBANK

                                               By
Title: Managing Director                       Title: Managing Director


Attest:                                        VIRTUS CAPITAL MANAGEMENT,
                                               INC.

                                               By
Title: Senior Vice President                   Title: Senior Vice President

(Keystone Strategic Income Fund logo appears here)

                                     KEYSTONE
                              STRATEGIC INCOME FUND


                                FUND AT A GLANCE
                              As of April 30, 1997

ONE YEAR PERFORMANCE    CLASS A  CLASS B  CLASS C  CLASS Y

One year with sales
  charge                 4.08  %  3.48  %  7.49  %   N/A
One year w/o sales
  charge                 9.27     8.48     8.49      N/A
SEC 30-day yield
  w/sales charge1        7.02     6.66     6.61      N/A
Twelve month dividends
  per share             $0.54    $0.49    $0.49    $0.18  3


AVERAGE
ANNUAL RETURNS*         CLASS A  CLASS B  CLASS C  CLASS Y

Three years              3.38  %  3.47  %  4.26  %   N/A
Five years               8.44      N/A      N/A      N/A
Ten years                6.90      N/A      N/A      N/A
Life of class2           6.87     7.11     7.44      N/A

CUMULATIVE RETURNS*     CLASS A  CLASS B  CLASS C  CLASS Y

Nine months w/o sales
  charge                 6.80  %  6.06  %  6.07  %   N/A
Three years             10.47    10.77    13.33      N/A
Five years              49.95      N/A      N/A      N/A
Ten years               94.81      N/A      N/A      N/A
Life of class2          95.01    33.85    35.64    -2.87  %
*ALL RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES
  CHARGE

PORTFOLIO CHARACTERISTICS

Total net assets      $193.1 million
Average credit
  quality             BBB
Average maturity      6.5 years
Average duration      4.93 years
1SEC YIELD IS BASED ON THE FUND'S NET INVESTMENT INCOME
  OVER A 30-DAY PERIOD AND IS CALCULATED IN ACCORDANCE
  WITH SECURITIES AND EXCHANGE COMMISSION GUIDELINES.
2CLASS A SHARES COMMENCED INVESTMENT OPERATIONS ON
  4/14/87. CLASS B AND C SHARES WERE INTRODUCED ON
  2/1/93. CLASS Y SHARES WERE INTRODUCED ON 1/13/97.
3DIVIDENDS FOR CLASS Y ARE FOR THE PERIOD JANUARY 13,
  1997 TO APRIL 30, 1997.


PORTFOLIO QUALITY (AS A PERCENTAGE OF NET ASSETS)

(Pie chart appears here with the following information:)

AAA    34.2%
AA      2.0%
BBB     5.5%
Other  58.3%


OBJECTIVES
High current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

STRATEGY
The Fund seeks to meet its objectives by investing in three fixed-income asset classes: U.S. government and agency securities; high yield corporate bonds issued in the United States; and foreign bonds. The U.S. investments include a range of issues spanning virtually the entire quality spectrum, from the highest-quality government and agency obligations to high yielding bonds rated below investment-grade. The foreign portion consists primarily of high-quality securities issued by sovereign governments. Investing in foreign securities generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers. Fluctuations in foreign exchange rates pose an additional level of risk. Keystone Strategic Income Fund manages investment and currency risk by conducting extensive research of the countries and companies whose securities it buys and by hedging the foreign currency exposure, if needed.

PORTFOLIO MANAGEMENT TEAM

(Photo of Prescott Crocker appears here)

                  Senior Vice President and Head of the High Yield Bond Team, Prescott Crocker is portfolio manager of Keystone Strategic Income Fund. A Chartered Financial Analyst, Mr. Crocker has 25 years of senior-level investment experience. He is a graduate of Harvard College and holds an M.B.A. in international finance from Harvard Business School.

                                       2


                                     KEYSTONE
                              STRATEGIC INCOME FUND

                            (Keystone Strategic Income Fund logo appears here)


                               MANAGEMENT REPORT
                                   June 1997

Dear Shareholders:

We are pleased to report to you on the activities of Keystone Strategic Income Fund for the fiscal period which ended April 30, 1997. You may recall you recently received a semi-annual report for the period ending January 31, 1997. We have changed your Fund's fiscal year, however, to end on April 30, 1997. This is part of an effort by Evergreen Keystone Funds to streamline fund administration. Funds with similar investment objectives are being placed on the same fiscal year cycle. The next report you will receive will be a semi-annual report for the period ending October 31, 1997. You should expect to receive it in December.

PERFORMANCE

Your Fund generated strong total returns for the nine-month period ending April 30, 1997. The overall performance reflected the favorable investment climates in each of the Fund's three asset classes. The high yield sector had the strongest performance during the period and helped to boost the overall total return. The results of U.S. government securities were generally lackluster, but stayed positive despite fluctuating interest rates. However, the Fund's European holdings denominated in non-U.S. currencies underperformed, due to the strength of the U.S. dollar. We have modified our hedging strategy to protect the portfolio more effectively. At this writing, 100% of the Fund's European holdings denominated in non-U.S. dollars is hedged.

UNPREDICTABLE MARKET

The investment environment was generally favorable during the period, with the economy growing moderately and many corporations reporting better-than-expected earnings growth. Consumer confidence was high, as was evidenced by strong retail sales and demand for stocks and high-yield bonds. Conversely, these positive fundamentals spurred fears of inflation and higher interest rates, resulting in pockets of significant turbulence during the period. The inflation concerns subsided when the Federal Reserve raised interest rates at the end of March.

STRATEGY

We have made some material adjustments to the Fund, primarily seeking to increase the portfolio's total return. We increased the weighting in the high yield area, as we believed this sector was fundamentally strong, attractively valued, and consistently in high demand during the period.

At the close of the period, the Fund had 33% of net assets in high yield bonds, versus 25% at the time of our last semiannual report dated January 31, 1997. The economic uncertainties in Europe combined with the strength of the U.S. dollar motivated us to reduce significantly our foreign currency exposure. We did this by reducing our European holdings and by hedging the remaining positions. In expectation of lower interest rates in the later part of 1997, we increased our positions in U.S. government and agency issues to represent 33.7% of the portfolio. Our overall optimism notwithstanding, we positioned the Fund's duration-- or sensitivity to interest rates-- conservatively, to help preserve the value of the portfolio during periods of volatility, which we believed would recur. Although the Fund's duration is generally in the range of 4-6 years, we adjusted it downward at fiscal year-end

PORTFOLIO ALLOCATIONS                                             APRIL 30, 1997
(AS A PERCENTAGE OF NET ASSETS)

(Pie chart appears here with the following information:)

Corporate debt       33.3%
Foreign bonds        26.3%
Mortgage-backed      21.2%
U.S. Treasury        11.3%
Other assets and
  liabilities (net)   4.6%
Short-term
 investments          3.3%

to 4.9 years to guard against potential interest-rate volatility in the short-term.

OUTLOOK

We are confident that we could see substantially better markets in the following months after a potential period of interest rate fluctuations in the short run. The economy responded favorably to the interest rate hike in March and we think that economic growth will continue to moderate.

We are bullish on the high yield sector, given the continuing apparent good health of U.S. corporations and the strong demand from investors seeking higher yields.

With regard to the Fund's foreign holdings, we think the U.S. dollar may continue to be strong. Economic uncertainty surrounds the forming of the European Monetary Union (EMU) in 1999, as indicated by the turbulence in the markets following the Socialist victory in the French elections. This uncertainty may continue to pressure European currencies, but provide investment opportunities for the Fund in Italian, Spanish, and Swedish bonds as the outlying markets continue to converge on the stronger core German market.

Emerging market bonds have been very attractive relative to U.S. treasuries and we believe this will continue. These trends reflect the growing confidence of investors in the viability and creditworthiness of developing economies.

Thank you for your support of Keystone Strategic Income Fund.

Sincerely,

(Signature of Albert H. Elfner, III appears here)

ALBERT H. ELFNER, III
CHAIRMAN
Keystone Investment Management Company

(Signature of Prescott Crocker appears here)

PRESCOTT CROCKER
SENIOR VICE PRESIDENT
Keystone Investment Management Company

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                         BLANCHARD FLEXIBLE INCOME FUND

                                   a Series of

                                 BLANCHARD FUNDS
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                                 (800) 829-3863

                        By and In Exchange For Shares of

                         EVERGREEN STRATEGIC INCOME FUND
                                   a Series of
                          EVERGREEN FIXED INCOME TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Blanchard Flexible Income Fund ("Flexible Income"), a series of Blanchard Funds, to Evergreen Strategic Income Fund ("Evergreen Strategic Income"), in exchange for Class A shares of beneficial interest, $.001 par value per share, of Evergreen Strategic Income, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Evergreen Strategic Income dated September 1, 1997; (To be filed by amendment)

         (2) The Statement of Additional Information of Flexible Income dated August 31, 1997; (To be filed by amendment)

         (3) Annual Report of Flexible Income for the year ended September 30, 1997; (To be filed by amendment)

         (4) Annual Report of Evergreen Strategic Income for the period ended April 30, 1997; (To be filed by amendment) and

         (5) Pro-Forma Combining Financial Statements (unaudited) dated April 30, 1997.

Keystone Strategic Income Fund
Pro Forma Combining Financial Statements (unaudited)
Statement of Assets and Liabilities (000's omitted)
April 30, 1997

                                                                     Keystone    Blanchard Flexible                   Pro Forma
                                                                Strategic Income       Income        Adjustments       Combined
                                                               --------------------------------------------------    ------------
Assets:
Investments at value (cost $192,569, $161,370                        186,555           161,790                          $348,345
   and $353,938, respectively)
Foreign currency (cost $19, $0 and $19, respectively)                     19                 0                                19
Cash                                                                       8                 -                                 8
Interest receivable                                                    3,705             3,253                             6,958
Receivable for investment sold                                         4,615                 -                             4,615
Unrealized appreciation on forward foreign currency
 exchange contracts                                                       46               161                               207
Receivable for Fund shares sold                                          645                 -                               645
Prepaid expenses and other assets                                        102                15                               117
                                                               --------------------------------------------------    ------------
Total Assets                                                         195,695           165,219                           360,914

Liabilities:
Payable for investments purchased                                      1,118                 -                             1,118
Payable for closed forward foreign currency
 exchange contracts                                                      118                 -                               118
Distributions to shareholders                                            553             1,116                             1,669
Payable for Fund shares redeemed                                         638                 -                               638
Distribution fee payable                                                  91                43                               134
Due to related parties                                                     9               192                               201
Due to custodian                                                           -                41                                41
Accrued expenses                                                          58                88                               146
                                                               ------------------------------------------------------------------
Total Liabilities                                                      2,585             1,480                             4,065
                                                               ------------------------------------------------------------------

Net Assets                                                           193,110           163,739                           356,849
                                                               ==================================================================

Net assets are comprised of:
Paid-in capital                                                      264,572           181,642                           446,214
Undistributed net investment income (accumulated
     distributions in excess of investment income)                      (576)              369                              (207)
Accumulated net realized loss on investments                         (64,836)          (18,854)                          (83,690)
Net unrealized appreciation (depreciation) on investments             (6,050)              582                            (5,468)
                                                               ------------------------------------------------------------------
Net Assets                                                           193,110           163,739                           356,849
                                                               ==================================================================

Class A Shares
Net Assets                                                            58,725           163,739                          222,464
Shares of Beneficial Interest Outstanding                              8,614            33,755          (9,747)          32,622
Net Asset Value                                                        $6.82             $4.85                            $6.82
Maximum Offering Price (4.75%)                                         $7.16                                              $7.16

Class B Shares
Net Assets                                                           110,082                 -                          110,082
Shares of Beneficial Interest Outstanding                             16,072                 -               -           16,072
Net Asset Value                                                        $6.85                 -                            $6.85

Class C Shares
Net Assets                                                            24,304                 -                           24,304
Shares of Beneficial Interest Outstanding                              3,553                 -               -            3,553
Net Asset Value                                                        $6.84                 -                            $6.84

Class Y Shares
Net Assets                                                                 -                 -                                -
Shares of Beneficial Interest Outstanding                                  -                 -                                -
Net Asset Value                                                        $6.65                 -                            $6.65

See Notes to Pro Forma Combining Financial Statements.

Keystone Strategic Income Fund
Pro Forma Combining Financial Statements (unaudited)
Statement of Operations (000's omitted)
April 30, 1997

                                                                 Keystone      Blanchard Flexible                   Pro Forma
                                                              Strategic Income      Income          Adjustments      Combined
                                                             --------------------------------------------------    -------------
Investment Income:
Interest income (net of withholding taxes*)                         18,829              14,319              $0           33,148
Other income                                                            23                   5               -               28
                                                             --------------------------------------------------    -------------
Total income                                                        18,852              14,324               -           33,176

Expenses:
Advisory fee                                                         1,397               1,378            (407) a         2,368
Administrative services fees                                            24                 177            (157) a            44
Distribution fee                                                     1,660                 459               -            2,119
Transfer agent fee                                                     549                 472              30  b         1,051
Custodian fee                                                          185                  74              83  a           342
Professional fees                                                       73                 106             (85) c            94
Directors fees                                                          34                   4              24  d            62
Miscellaneous                                                           51                 163            (120) e            94
                                                             -------------------------------------------------------------------
Total Expenses                                                       3,973               2,833            (632)           6,174
Less:  Expenses paid indirectly (fee waivers)                          (63)                 (8)              8  f           (63)
                                                             -------------------------------------------------------------------
Net expenses                                                         3,910               2,825            (624)           6,111
                                                             -------------------------------------------------------------------
Net investment income                                               14,942              11,499             624           27,065

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments                              3,898               1,162               -            5,060
Net change in unrealized appreciation
    (depreciation) on investments                                     (289)              1,779               -            1,490
                                                             -------------------------------------------------------------------
Net realized and unrealized loss on investments                      3,609               2,941               -            6,550
                                                             -------------------------------------------------------------------

Net increase in net assets resulting from operations                18,551              14,440             624           33,615
                                                             ===================================================================

*  Withholding taxes equalled $87, $2 and $88, respectively.

See Notes to Pro Forma Combining Financial Statements.

Keystone Strategic Income Fund
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
Schedule of Investments - April 30, 1997   (000's omitted)

                                                                                                    Keystone      Blanchard Flexible
                                                                                                 Strategic Fund       Income Fund
                                                                                                 ---------------  ------------------
                                                                                   Maturity               Market            Market
                                                                      Coupon       Date           Shares   Value    Shares   Value
                                                                    ----------------------------------------------------------------
FIXED INCOME (93.4%)

COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%) (Cost- $131)

Resolution Trust Corp.                                                  10.50%     12/15/04        -           -     $133     $133

INDUSTRIAL BONDS & NOTES (33.3%)

Aerospace (1.1%)
Airplanes Pass Thru Trust                                               10.88%      3/15/19      500         553        -        -
Sequa Corp.                                                              8.75%     12/15/01        -           -    1,700    1,683
UNC, Inc.                                                                9.13%      7/15/03        -           -    1,500    1,583
                                                                                                     ------------         ---------
                                                                                                             553             3,266
Broadcasting (1.6%)
Ackerly Communications, Inc.                                            10.75%     10/1/03       775         814        -        -
Echostar Satellite Broadcast Corp. (Eff. Yield 10.05%) (d)               0.00%      3/15/04    1,500       1,110        -        -
K-III Communications Corp. (e)                                           8.50%      2/1/06       750         724        -        -
Paxson Communications Corp.                                             11.63%     10/1/02     1,000       1,062        -        -
SFX Broadcasting, Inc. (e)                                              10.75%      5/15/06    1,000       1,048        -        -
Sinclair Broadcast Group, Inc.                                          10.00%      9/30/05    1,000       1,017        -        -
                                                                                                     ------------         ---------
                                                                                                           5,775                 -
Cable/Other Video Distribution (2.4%)
Adelphia Communications Corp. (e)                                        9.88%      3/1/07     1,000         945        -        -
Comcast Corp.                                                           10.63%      7/15/12      500         555        -        -
Diamond Cable Communications Co. (Eff. Yield 10.07%) (d)                 0.00%      9/30/04    2,000       1,640        -        -
Diamond Cable Communications Co. (Eff. Yield 10.48%) (d)(e)              0.00%      2/15/07      500         291        -        -
Frontiervision                                                          11.00%     10/15/06      250         250        -        -
Fundy Cable Limited                                                     11.00%     11/15/05    1,000       1,055        -        -
Marcus Cable Operating Co. LP                                           13.50%      8/1/04     1,250       1,034        -        -
Rogers Cablesystems Limited                                             10.13%      9/1/12     1,000       1,023        -        -
Telewest Communications PLC (Eff. Yield 9.07%) (d)                       0.00%     10/1/07       650         439        -        -
Videotron Holdings PLC (Eff. Yield 11.00%) (d)                           0.00%      8/15/05    2,000       1,620        -        -
                                                                                                     ------------         ---------
                                                                                                           8,852                 -
Chemicals (1.6%)
Astor Corp.                                                             10.50%     10/15/06      750         773        -        -
Freedom Chemicals, Inc.                                                 10.63%     10/15/06      750         778        -        -
Kaiser Aluminum and Chemical Corp.                                      12.75%      2/1/03     1,000       1,085        -        -
NL Industries, Inc.                                                     11.75%     10/15/03    1,550       1,666        -        -
Rexene Corp.                                                            11.75%     12/1/04       675         746        -        -
Texas Petrochemical Corp.                                               11.13%      7/1/06       500         520        -        -
                                                                                                     ------------         ---------
                                                                                                           5,568                 -
Consumer (2.7%)
Consumers International, Inc. (e)                                       10.25%      4/1/05       500         515        -        -
Exide Corp.                                                             10.75%     12/15/02    1,000       1,025        -        -
Fonda Group, Inc. (e)                                                    9.50%      3/1/07     1,000         945        -        -
Host Marriott Travel Plaza                                               9.50%      5/15/05        -           -    1,000    1,025
International Semi-Tech Electronics, Inc. (Eff. Yield 11.98%) (d)        0.00%      8/15/03    1,025         554        -        -
McLeod, Inc. (Eff. Yield 9.84%) (d) (e)                                  0.00%      3/1/07     1,250         713        -        -
Revlon Consumer Products Corp.                                          10.88%      7/15/10        -           -    1,600    1,646
Revlon Worldwide Corp. (Eff. Yield 10.75%) (d) (e)                       0.00%      3/15/01    3,800       2,498        -        -
Tracor, Inc. (e)                                                         8.50%      3/1/07     1,000         980        -        -
                                                                                                     ------------         ---------
                                                                                                           7,230             2,671
Diversified Media (0.5%)
Cinemark USA, Inc.                                                       9.63%      8/1/08       500         495        -        -
Dawson Production Services, Inc.                                         9.38%      2/1/07     1,000         990        -        -
Lifestyle Brands                                                        10.00%     10/30/97      350         350        -        -
                                                                                                     ------------         ---------
                                                                                                           1,835                 -
Energy (2.6%)
Clark USA, Inc.                                                         10.88%     12/1/05     1,000       1,013        -        -
Ferrellgas Partners Limited Partnership                                  9.38%      6/15/06      775         797        -        -
HS Resources, Inc.                                                       9.25%     11/15/06    1,250       1,220        -        -
Maxus Energy Corp.                                                      11.02%      5/15/01        -           -    2,000    2,143
Nuevo Energy Co.                                                         9.50%      4/15/06    1,000       1,020        -        -
Parker Drilling Corp. (b)                                                9.75%     11/15/06    1,000       1,028        -        -
Plains Resources, Inc. (e)                                              10.25%      3/15/06      500         520        -        -
Triton Energy Corp.                                                      9.75%     12/15/00        -           -    1,000    1,073
Vintage Petroleum, Inc.                                                  9.00%     12/15/05      500         496        -        -
                                                                                                     ------------         ---------
                                                                                                           6,094             3,216
Financial (1.8%)
Americo Life, Inc.                                                       9.25%      6/1/05         -           -    1,500    1,485
Navistar Financial Corp.                                                 8.88%     11/15/98        -           -    1,000    1,018
Presidential Life Corp.                                                  9.50%     12/15/00        -           -    1,500    1,538
Reliance Group Holdings, Inc.                                            9.00%     11/15/00        -           -    1,250    1,281
Reliance Group Holdings, Inc.                                            9.75%     11/15/03    1,000       1,028        -        -
                                                                                                     ------------         ---------
                                                                                                           1,028             5,322
Foods/Tobacco/Beverages (1.1%)
Chiquita Brands International, Inc.                                      9.63%      1/15/04      500         510        -        -
Iowa Select Farms (8/2/94-$2,243,310) (Eff. Yield 16.62%) (b) (d)        0.00%      2/15/04    4,336       2,880        -        -
Ralphs Grocery Co.                                                      11.00%      6/15/05      500         532        -        -
                                                                                                     ------------         ---------
                                                                                             Pro Forma
                                                                                               Combined
                                                                                         -------------------------
                                                                                                          Market
                                                                       Adjustments        Shares          Value
                                                                    ----------------------------------------------
FIXED INCOME (93.4%)

COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%) (Cost- $131)

Resolution Trust Corp.                                                                      $133             $133

INDUSTRIAL BONDS & NOTES (33.3%)

Aerospace (1.1%)
Airplanes Pass Thru Trust                                                                    500              553
Sequa Corp.                                                                                1,700            1,683
UNC, Inc.                                                                                  1,500            1,583
                                                                                                 -----------------
                                                                                                            3,819
Broadcasting (1.6%)
Ackerly Communications, Inc.                                                                 775              814
Echostar Satellite Broadcast Corp. (Eff. Yield 10.05%) (d)                                 1,500            1,110
K-III Communications Corp. (e)                                                               750              724
Paxson Communications Corp.                                                                1,000            1,062
SFX Broadcasting, Inc. (e)                                                                 1,000            1,048
Sinclair Broadcast Group, Inc.                                                             1,000            1,017
                                                                                                 -----------------
                                                                                                            5,775
Cable/Other Video Distribution (2.4%)
Adelphia Communications Corp. (e)                                                          1,000              945
Comcast Corp.                                                                                500              555
Diamond Cable Communications Co. (Eff. Yield 10.07%) (d)                                   2,000            1,640
Diamond Cable Communications Co. (Eff. Yield 10.48%) (d)(e)                                  500              291
Frontiervision                                                                               250              250
Fundy Cable Limited                                                                        1,000            1,055
Marcus Cable Operating Co. LP                                                              1,250            1,034
Rogers Cablesystems Limited                                                                1,000            1,023
Telewest Communications PLC (Eff. Yield 9.07%) (d)                                           650              439
Videotron Holdings PLC (Eff. Yield 11.00%) (d)                                             2,000            1,620
                                                                                                 -----------------
                                                                                                            8,852
Chemicals (1.6%)
Astor Corp.                                                                                  750              773
Freedom Chemicals, Inc.                                                                      750              778
Kaiser Aluminum and Chemical Corp.                                                         1,000            1,085
NL Industries, Inc.                                                                        1,550            1,666
Rexene Corp.                                                                                 675              746
Texas Petrochemical Corp.                                                                    500              520
                                                                                                 -----------------
                                                                                                            5,568
Consumer (2.7%)
Consumers International, Inc. (e)                                                            500              515
Exide Corp.                                                                                1,000            1,025
Fonda Group, Inc. (e)                                                                      1,000              945
Host Marriott Travel Plaza                                                                 1,000            1,025
International Semi-Tech Electronics, Inc. (Eff. Yield 11.98%) (d)                          1,025              554
McLeod, Inc. (Eff. Yield 9.84%) (d) (e)                                                    1,250              713
Revlon Consumer Products Corp.                                                             1,600            1,646
Revlon Worldwide Corp. (Eff. Yield 10.75%) (d) (e)                                         3,800            2,498
Tracor, Inc. (e)                                                                           1,000              980
                                                                                                 -----------------
                                                                                                            9,901
Diversified Media (0.5%)
Cinemark USA, Inc.                                                                           500              495
Dawson Production Services, Inc.                                                           1,000              990
Lifestyle Brands                                                                             350              350
                                                                                                 -----------------
                                                                                                            1,835
Energy (2.6%)
Clark USA, Inc.                                                                            1,000            1,013
Ferrellgas Partners Limited Partnership                                                      775              797
HS Resources, Inc.                                                                         1,250            1,220
Maxus Energy Corp.                                                                         2,000            2,143
Nuevo Energy Co.                                                                           1,000            1,020
Parker Drilling Corp. (b)                                                                  1,000            1,028
Plains Resources, Inc. (e)                                                                   500              520
Triton Energy Corp.                                                                        1,000            1,073
Vintage Petroleum, Inc.                                                                      500              496
                                                                                                 -----------------
                                                                                                            9,310
Financial (1.8%)
Americo Life, Inc.                                                                         1,500            1,485
Navistar Financial Corp.                                                                   1,000            1,018
Presidential Life Corp.                                                                    1,500            1,538
Reliance Group Holdings, Inc.                                                              1,250            1,281
Reliance Group Holdings, Inc.                                                              1,000            1,028
                                                                                                 -----------------
                                                                                                            6,350
Foods/Tobacco/Beverages (1.1%)
Chiquita Brands International, Inc.                                                          500              510
Iowa Select Farms (8/2/94-$2,243,310) (Eff. Yield 16.62%) (b) (d)                          4,336            2,880
Ralphs Grocery Co.                                                                           500              532
                                                                                                 -----------------

Keystone Strategic Income Fund
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
Schedule of Investments - April 30, 1997   (000's omitted)

                                                                                            Keystone          Blanchard Flexible
                                                                                         Strategic Fund          Income Fund
                                                                               ------------------------     -----------------------
                                                                            Maturity             Market                    Market
                                                                 Coupon       Date     Shares     Value      Shares         Value
                                                                -------------------------------------------------------------------
                                                                                                  3,922                         -

Forest Products/Containers (1.8%)
Affiliated Newspaper Investments, Inc. (Eff. Yield 9.20%) (d)      0.00%     7/1/06     1,000       855           -             -
Container Corp. of America                                        11.25%     5/1/04     1,000     1,070           -             -
Four M Corp. (e)                                                  12.00%     6/1/06       375       368           -             -
Owens-Illinois, Inc.                                              10.50%    6/15/02       934       985           -             -
Printpack, Inc.                                                   10.63%    8/15/06       350       359           -             -
Rainy River Forest Products, Inc.                                 10.75%   10/15/01     1,000     1,095           -             -
Sea Containers Limited                                            12.50%    12/1/04       500       549           -             -
Stone Container Corp. (e)                                         10.75%    10/1/02     1,000     1,005           -             -
                                                                                              ----------            --------------
                                                                                                  6,286                         -

Gaming (2.3%)
Casino America, Inc.                                              12.50%     8/1/03     1,000     1,008           -
Grand Palais Casino, Inc. (8/15/94- $2,488,391) (a) (b) (c)       18.25%    11/1/97     2,488         0           -             -
Lodgenet Entertainment Corp. (b) (e)                              10.25%   12/15/06     1,000       971                         -
Magestic Star Casino LLC                                          12.75%    5/15/03     1,150     1,242           -             -
Prime Hospitality Corp. (e)                                        9.75%     4/1/07       500       508           -             -
Prime Hospitality Corp.                                            9.25%    1/15/06       500       509           -             -
Showboat, Inc.                                                    13.00%     8/1/09     1,000     1,130           -             -
Starcraft Corp. (a) (b) (c)                                       16.50%    1/15/98       750        15           -             -
Sun International Hotels Limited (e)                               9.00%    3/15/07     1,000       990           -             -
Sun World International, Inc. (e)                                 11.25%    4/15/04     1,000     1,030           -             -
TCI Satellite Entertainment, Inc. (e)                             10.88%    2/15/07       750       714           -             -
TCI Satellite Entertainment, Inc. (e)                             12.25%    2/15/07       250       131           -             -
                                                                                              ----------            --------------
                                                                                                  8,248                         -

Housing (0.3%)
Continental Homes Holding Corp.                                   10.00%    4/15/06     1,000       985           -             -
                                                                                              ----------            --------------


Industrial Services (0.8%)
ADT Operations                                                     9.25%     8/1/03         -         -       1,000         1,052
Bell & Howell Oper. Co.                                            9.25%    7/15/00         -         -       1,000         1,015
EnviroSource, Inc.                                                 9.75%    6/15/03         -         -       1,000           958
                                                                                              ----------            --------------
                                                                                                      -                     3,025

Oil Refining (0.6%)
PDV America                                                        7.25%     8/1/98         -         -       2,250         2,254
                                                                                              ----------            --------------


Paper/Forest Products/Containers (2.9%)
Doman Industries, Ltd.                                             8.75%    3/15/04         -         -       1,000           933
Fort Howard Corp.                                                  9.00%     2/1/06         -         -       1,250         1,272
Gaylord Container Corp.                                           11.50%    5/15/01         -         -       1,000         1,045
Maxxam Group, Inc.                                                11.25%     8/1/03         -         -       1,000         1,015
Owens-Illinois, Inc.                                              10.00%     8/1/02         -         -       2,500         2,637
Repap New Brunswick, Inc.                                          9.88%    7/15/00         -         -       1,000         1,000
Repap Wisconsin, Inc.                                              9.25%     2/1/02         -         -       1,000           995
Stone Container Finance Corp.                                     11.50%    8/15/06         -         -       2,000         1,840
                                                                                              ----------            --------------
                                                                                                      -                    10,737

Real Estate Development (0.4%)
Granite Development Partners LP                                   10.83%   11/15/03         -         -       1,500         1,470
                                                                                              ----------            --------------


Retail (0.5%)
Cole National Group, Inc.                                         11.25%    10/1/01       800       872           -             -
Finlay Fine Jewelry Corp.                                         10.63%     5/1/03     1,000     1,045           -             -
                                                                                              ----------            --------------
                                                                                                  1,917                         -

Services (0.6%)
HMH Properties, Inc.                                               9.50%    5/15/05         -         -       1,000         1,025
Prime Hospitality Corp. (e)                                        9.75%     4/1/07         -         -       1,000         1,025
                                                                                              ----------            --------------
                                                                                                      -                     2,050

Steel (1.2%)
Armco, Inc.                                                        9.38%    11/1/00         -         -       1,500         1,519
Bethlehem Steel Corp.                                             10.38%     9/1/03         -         -       1,000         1,042
Earle M. Jorgensen Co.                                            10.75%     3/1/00         -         -       1,000           960
Northwestern Steel & Wire Co.                                      9.50%    6/15/01         -         -       1,000           910
                                                                                              ----------            --------------
                                                                                                      -                     4,431

Telecommunications (2.6%)
Cablevision Systems Corp.                                         10.75%     4/1/04         -         -       1,000         1,036
Centennial Cellular Corp.                                          8.88%    11/1/01         -         -       1,000           975
Dial Call Communications, Inc. (Eff. Yield 11.24%) (d)             0.00%   12/15/05     1,000       743           -             -
Lenfest Communications, Inc.                                       8.38%    11/1/05         -         -       1,000           956
Nextel Communications, Inc. (Eff. Yield 10.70%) (d)                0.00%    8/15/04     2,900     2,110           -             -
Storer Communications, Inc.                                       10.00%    5/15/03         -         -       1,000         1,010
Teleport Communications Group (Eff. Yield 8.97%) (d)               0.00%     7/1/07     1,000       687           -             -
Teleport Communications Group                                      9.88%     7/1/06       525       547       1,000         1,050
                                                                                              ----------            --------------
                                                                                                  4,087                     5,027


                                                                                      Pro Forma
                                                                                       Combined
                                                                ----------------------------------------------
                                                                                                      Market
                                                                   Adjustments        Shares          Value
                                                                ----------------------------------------------
                                                                                                        3,922


Forest Products/Containers (1.8%)
Affiliated Newspaper Investments, Inc. (Eff. Yield 9.20%) (d)                          1,000              855
Container Corp. of America                                                             1,000            1,070
Four M Corp. (e)                                                                         375              368
Owens-Illinois, Inc.                                                                     934              985
Printpack, Inc.                                                                          350              359
Rainy River Forest Products, Inc.                                                      1,000            1,095
Sea Containers Limited                                                                   500              549
Stone Container Corp. (e)                                                              1,000            1,005
                                                                                             -----------------
                                                                                                        6,286

Gaming (2.3%)
Casino America, Inc.                                                                   1,000            1,008
Grand Palais Casino, Inc. (8/15/94- $2,488,391) (a) (b) (c)                            2,488                0
Lodgenet Entertainment Corp. (b) (e)                                                   1,000              971
Magestic Star Casino LLC                                                               1,150            1,242
Prime Hospitality Corp. (e)                                                              500              508
Prime Hospitality Corp.                                                                  500              509
Showboat, Inc.                                                                         1,000            1,130
Starcraft Corp. (a) (b) (c)                                                              750               15
Sun International Hotels Limited (e)                                                   1,000              990
Sun World International, Inc. (e)                                                      1,000            1,030
TCI Satellite Entertainment, Inc. (e)                                                    750              714
TCI Satellite Entertainment, Inc. (e)                                                    250              131
                                                                                             -----------------
                                                                                                        8,248

Housing (0.3%)
Continental Homes Holding Corp.                                                        1,000              985
                                                                                             -----------------


Industrial Services (0.8%)
ADT Operations                                                                         1,000            1,052
Bell & Howell Oper. Co.                                                                1,000            1,015
EnviroSource, Inc.                                                                     1,000              958
                                                                                             -----------------
                                                                                                        3,025

Oil Refining (0.6%)
PDV America                                                                            2,250            2,254
                                                                                             -----------------


Paper/Forest Products/Containers (2.9%)
Doman Industries, Ltd.                                                                 1,000              933
Fort Howard Corp.                                                                      1,250            1,272
Gaylord Container Corp.                                                                1,000            1,045
Maxxam Group, Inc.                                                                     1,000            1,015
Owens-Illinois, Inc.                                                                   2,500            2,637
Repap New Brunswick, Inc.                                                              1,000            1,000
Repap Wisconsin, Inc.                                                                  1,000              995
Stone Container Finance Corp.                                                          2,000            1,840
                                                                                             -----------------
                                                                                                       10,737


Real Estate Development (0.4%)
Granite Development Partners LP                                                        1,500            1,470
                                                                                             -----------------


Retail (0.5%)
Cole National Group, Inc.                                                                800              872
Finlay Fine Jewelry Corp.                                                              1,000            1,045
                                                                                             -----------------
                                                                                                        1,917

Services (0.6%)
HMH Properties, Inc.                                                                   1,000            1,025
Prime Hospitality Corp. (e)                                                            1,000            1,025
                                                                                             -----------------
                                                                                                        2,050


Steel (1.2%)
Armco, Inc.                                                                            1,500            1,519
Bethlehem Steel Corp.                                                                  1,000            1,042
Earle M. Jorgensen Co.                                                                 1,000              960
Northwestern Steel & Wire Co.                                                          1,000              910
                                                                                             -----------------
                                                                                                        4,431

Telecommunications (2.6%)
Cablevision Systems Corp.                                                              1,000            1,036
Centennial Cellular Corp.                                                              1,000              975
Dial Call Communications, Inc. (Eff. Yield 11.24%) (d)                                 1,000              743
Lenfest Communications, Inc.                                                           1,000              956
Nextel Communications, Inc. (Eff. Yield 10.70%) (d)                                    2,900            2,110
Storer Communications, Inc.                                                            1,000            1,010
Teleport Communications Group (Eff. Yield 8.97%) (d)                                   1,000              687
Teleport Communications Group                                                          1,525            1,597
                                                                                             -----------------
                                                                                                        9,114

Keystone Strategic Income Fund
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
Schedule of Investments - April 30, 1997   (000's omitted)


                                                                                    Keystone          Blanchard Flexible
                                                                                 Strategic Fund          Income Fund
                                                                        -----------------------------------------------------
                                                             Maturity                Market                        Market
                                                    Coupon     Date       Shares     Value          Shares          Value
                                                  ---------------------------------------------------------------------------
Transportation (1.9%)
Eletson Holdings, Inc.                               9.25%    11/15/03      500        490          1,500         1,481
Piedmont Aviation, Inc.                              9.90%     1/15/01        -          -            852           866
Piedmont Aviation, Inc.                             10.15%     3/28/03        -          -          1,389         1,389
Sea Containers, Ltd.                                 9.50%      7/1/03        -          -          1,500         1,511
USAir, Inc.                                          9.90%     1/15/01        -          -            896           883
                                                                                -----------                  -----------
                                                                                       490                        6,130


Utilities-Electric (1.3%)
Cleveland Electric Illuminating Co.                  9.50%     5/15/05        -          -          1,000         1,069
CTC Mansfield Funding Corp.                         10.25%     3/30/03        -          -          1,478         1,530
Tuscon Electric Power Co.                           10.21%      1/1/09        -          -          2,219         2,196
                                                                                -----------                  -----------
                                                                                         -                        4,795


Wireless Communications (0.4%)
Rogers Cantel                                        9.38%      6/1/08      500        514              -             -
Vanguard Cellular Systems, Inc.                      9.38%     4/15/06    1,000        975              -             -
                                                                                -----------                  -----------
                                                                                     1,489                            -


TOTAL INDUSTRIAL BONDS & NOTES (Cost-$120,071)                                      64,357                       54,394


MORTGAGE-BACKED SECURITIES (26.6%)

CWMBS, Inc.                                          7.84%     11/1/26    1,998      1,953              -             -
FHLMC Participation Certificate Pool #607352         7.68%      4/1/22    7,612      7,991              -             -
FHLMC Participation Certificate Pool #E65399         7.00%      9/1/11        -          -             60            59
FHLMC Participation Certificate Pool #E64769         7.00%      7/1/11        -          -            715           710
FHLMC Participation Certificate Pool #E64891         7.00%      7/1/11        -          -            276           273
FHLMC Participation Certificate Pool #E65184         7.00%      8/1/11        -          -          1,547         1,535
FHLMC Participation Certificate Pool #E65186         7.00%      8/1/11        -          -            467           463
FHLMC Participation Certificate Pool #E65450         7.00%     10/1/11        -          -            468           464
FHLMC Participation Certificate Pool #E65454         7.00%     10/1/11        -          -            311           309
FHLMC Participation Certificate Pool #E65490         7.00%     10/1/11        -          -          2,248         2,231
FHLMC Participation Certificate Pool #E65468         7.00%     10/1/11        -          -            166           165
FHLMC Participation Certificate Pool #E65503         7.00%     10/1/11        -          -          2,921         2,899
FHLMC Participation Certificate Pool #E65597         7.00%     10/1/11        -          -            320           317
FHLMC Participation Certificate Pool #E65645         7.00%     11/1/11        -          -            247           245
FHLMC Participation Certificate Pool #E65660         7.00%     11/1/11        -          -            655           650
FHLMC Participation Certificate Pool #E65717         7.00%     11/1/11        -          -            334           331
FHLMC Participation Certificate Pool #E65690         7.00%     11/1/11        -          -            826           819
FHLMC Participation Certificate Pool #E65702         7.00%     11/1/11        -          -          1,601         1,589
FHLMC Participation Certificate Pool #E65703         7.00%     11/1/11        -          -            974           966
FHLMC Participation Certificate Pool #E65712         7.00%     12/1/11        -          -          1,947         1,932
FHLMC Participation Certificate Pool #E65750         7.00%     11/1/11        -          -            424           421
FHLMC Participation Certificate Pool #E65723         7.00%     11/1/11        -          -          1,056         1,048
FHLMC Participation Certificate Pool #E65759         7.00%     12/1/11        -          -             35            35
FHLMC Participation Certificate Pool #G10524         7.00%      6/1/11        -          -             33            32
FHLMC Participation Certificate Pool #G10556         7.00%      7/1/11        -          -            625           620
FHLMC Participation Certificate Pool #G10590         7.00%     10/1/11        -          -            309           307
FHLMC Participation Certificate Pool #E00434         7.00%      5/1/11        -          -             37            37
FHLMC Participation Certificate Pool #E20217         7.00%      1/1/11        -          -          1,744         1,731
FHLMC Participation Certificate Pool #E20271         7.00%     11/1/11        -          -          3,785         3,756
FHLMC Participation Certificate Pool #846298         7.19%      8/1/22    2,626      2,720              -             -
FNMA Grantor Trust 95-T5A                            7.00%     3/17/35    1,171      1,127              -             -
FNMA Pool #322356                                    7.00%      9/1/25    4,452      4,322              -             -
FNMA Pool #324193                                    7.00%      9/1/25    5,886      5,715              -             -
GNMA Pool #353016                                    8.00%     1/15/25        -          -            454           462
GNMA Pool #354163                                    8.00%     8/15/26        -          -            556           565
GNMA Pool #354714                                    6.50%    12/15/23    9,933      9,420              -             -
GNMA Pool #361590                                    8.00%     7/15/24        -          -            162           165
GNMA Pool #361942                                    8.00%     5/15/25        -          -            259           263
GNMA Pool #365136                                    8.00%     9/15/24        -          -             46            47
GNMA Pool #369463                                    8.00%     1/15/25        -          -            470           478
GNMA Pool #369485                                    8.00%     9/15/24        -          -            873           889
GNMA Pool #370587                                    8.00%     9/15/25        -          -            555           564
GNMA Pool #372365                                    8.00%     7/15/26        -          -            875           889
GNMA Pool #375080                                    8.00%     4/15/25        -          -            194           197
GNMA Pool #375189                                    8.00%     2/15/24        -          -             52            53
GNMA Pool #376175                                    8.00%     2/15/25        -          -            240           244
GNMA Pool #376198                                    8.00%     5/15/25        -          -             71            72
GNMA Pool #377404                                    8.00%     1/15/25        -          -             59            60
GNMA Pool #377608                                    8.00%     8/15/25        -          -            382           388
GNMA Pool #379597                                    8.00%     5/15/25        -          -            554           563
GNMA Pool #380634                                    8.00%    10/15/24        -          -             29            30
GNMA Pool #382067                                    8.00%     5/15/25        -          -             52            53
GNMA Pool #384598                                    8.00%     4/15/25        -          -            438           445
GNMA Pool #384600                                    8.00%     5/15/25        -          -            827           841
GNMA Pool #384694                                    8.00%     8/15/25        -          -            556           566
GNMA Pool #385904                                    8.00%     9/15/24        -          -            723           735
GNMA Pool #386613                                    8.00%    11/15/24        -          -            377           383
GNMA Pool #386721                                    8.00%     4/15/25        -          -            732           744
GNMA Pool #388751                                    8.00%     6/15/24        -          -            101           103
GNMA Pool #388757                                    8.00%     9/15/24        -          -            203           207
GNMA Pool #389603                                    8.00%     9/15/24        -          -            802           816
GNMA Pool #390602                                    8.00%     9/15/24        -          -            750           764
GNMA Pool #390343                                    8.00%     4/15/25        -          -            597           607
GNMA Pool #392003                                    8.00%     9/15/24        -          -             82            83
GNMA Pool #392233                                    8.00%     5/15/24        -          -             48            49
GNMA Pool #392550                                    8.00%     9/15/24        -          -             36            37
GNMA Pool #393260                                    8.00%     4/15/25        -          -            724           736
GNMA Pool #393769                                    8.00%     5/15/25        -          -            109           111


                                                                               Pro Forma
                                                                               Combined
                                                                    ---------------------------
                                                                                       Market
                                                      Adjustments       Shares          Value
                                                  ---------------------------------------------
Transportation (1.9%)
Eletson Holdings, Inc.                                                  2,000            1,971
Piedmont Aviation, Inc.                                                   852              866
Piedmont Aviation, Inc.                                                 1,389            1,389
Sea Containers, Ltd.                                                    1,500            1,511
USAir, Inc.                                                               896              883
                                                                                  -------------
                                                                                         6,620


Utilities-Electric (1.3%)
Cleveland Electric Illuminating Co.                                     1,000            1,069
CTC Mansfield Funding Corp.                                             1,478            1,530
Tuscon Electric Power Co.                                               2,219            2,196
                                                                                  -------------
                                                                                         4,795


Wireless Communications (0.4%)
Rogers Cantel                                                             500              514
Vanguard Cellular Systems, Inc.                                         1,000              975
                                                                                  -------------
                                                                                         1,489


TOTAL INDUSTRIAL BONDS & NOTES (Cost-$120,071)                                         118,751


MORTGAGE-BACKED SECURITIES (26.6%)

CWMBS, Inc.                                                             1,998            1,953
FHLMC Participation Certificate Pool #607352                            7,612            7,991
FHLMC Participation Certificate Pool #E65399                               60               59
FHLMC Participation Certificate Pool #E64769                              715              710
FHLMC Participation Certificate Pool #E64891                              276              273
FHLMC Participation Certificate Pool #E65184                            1,547            1,535
FHLMC Participation Certificate Pool #E65186                              467              463
FHLMC Participation Certificate Pool #E65450                              468              464
FHLMC Participation Certificate Pool #E65454                              311              309
FHLMC Participation Certificate Pool #E65490                            2,248            2,231
FHLMC Participation Certificate Pool #E65468                              166              165
FHLMC Participation Certificate Pool #E65503                            2,921            2,899
FHLMC Participation Certificate Pool #E65597                              320              317
FHLMC Participation Certificate Pool #E65645                              247              245
FHLMC Participation Certificate Pool #E65660                              655              650
FHLMC Participation Certificate Pool #E65717                              334              331
FHLMC Participation Certificate Pool #E65690                              826              819
FHLMC Participation Certificate Pool #E65702                            1,601            1,589
FHLMC Participation Certificate Pool #E65703                              974              966
FHLMC Participation Certificate Pool #E65712                            1,947            1,932
FHLMC Participation Certificate Pool #E65750                              424              421
FHLMC Participation Certificate Pool #E65723                            1,056            1,048
FHLMC Participation Certificate Pool #E65759                               35               35
FHLMC Participation Certificate Pool #G10524                               33               32
FHLMC Participation Certificate Pool #G10556                              625              620
FHLMC Participation Certificate Pool #G10590                              309              307
FHLMC Participation Certificate Pool #E00434                               37               37
FHLMC Participation Certificate Pool #E20217                            1,744            1,731
FHLMC Participation Certificate Pool #E20271                            3,785            3,756
FHLMC Participation Certificate Pool #846298                            2,626            2,720
FNMA Grantor Trust 95-T5A                                               1,171            1,127
FNMA Pool #322356                                                       4,452            4,322
FNMA Pool #324193                                                       5,886            5,715
GNMA Pool #353016                                                         454              462
GNMA Pool #354163                                                         556              565
GNMA Pool #354714                                                       9,933            9,420
GNMA Pool #361590                                                         162              165
GNMA Pool #361942                                                         259              263
GNMA Pool #365136                                                          46               47
GNMA Pool #369463                                                         470              478
GNMA Pool #369485                                                         873              889
GNMA Pool #370587                                                         555              564
GNMA Pool #372365                                                         875              889
GNMA Pool #375080                                                         194              197
GNMA Pool #375189                                                          52               53
GNMA Pool #376175                                                         240              244
GNMA Pool #376198                                                          71               72
GNMA Pool #377404                                                          59               60
GNMA Pool #377608                                                         382              388
GNMA Pool #379597                                                         554              563
GNMA Pool #380634                                                          29               30
GNMA Pool #382067                                                          52               53
GNMA Pool #384598                                                         438              445
GNMA Pool #384600                                                         827              841
GNMA Pool #384694                                                         556              566
GNMA Pool #385904                                                         723              735
GNMA Pool #386613                                                         377              383
GNMA Pool #386721                                                         732              744
GNMA Pool #388751                                                         101              103
GNMA Pool #388757                                                         203              207
GNMA Pool #389603                                                         802              816
GNMA Pool #390602                                                         750              764
GNMA Pool #390343                                                         597              607
GNMA Pool #392003                                                          82               83
GNMA Pool #392233                                                          48               49
GNMA Pool #392550                                                          36               37
GNMA Pool #393260                                                         724              736
GNMA Pool #393769                                                         109              111

Keystone Strategic Income Fund
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
Schedule of Investments - April 30, 1997   (000's omitted)


                                                                                                 Keystone         Blanchard Flexible
                                                                                              Strategic Fund           Income Fund
                                                                                          ------------------------------------------
                                                                               Maturity                   Market              Market
                                                                    Coupon       Date         Shares      Value      Shares    Value
                                                                  ------------------------------------------------------------------
GNMA Pool #394649                                                    8.00%       8/15/24        -            -        203       207
GNMA Pool #395262                                                    8.00%       8/15/24        -            -        214       217
GNMA Pool #396925                                                    8.00%       7/15/25        -            -        782       795
GNMA Pool #398734                                                    8.00%       6/15/26        -            -        285       289
GNMA Pool #398746                                                    8.00%       6/15/26        -            -         33        34
GNMA Pool #398502                                                    8.00%       3/15/26        -            -        354       360
GNMA Pool #398646                                                    8.00%       5/15/26        -            -        500       508
GNMA Pool #398807                                                    8.00%       7/15/26        -            -        723       735
GNMA Pool #399971                                                    8.00%       6/15/26        -            -        616       626
GNMA Pool #400737                                                    8.00%       5/15/24        -            -        220       224
GNMA Pool #401191                                                    8.00%      11/15/24        -            -        655       668
GNMA Pool #401819                                                    8.00%       4/15/25        -            -        134       136
GNMA Pool #402263                                                    8.00%      12/15/24        -            -        568       578
GNMA Pool #402680                                                    8.00%       5/15/26        -            -        631       642
GNMA Pool #404080                                                    8.00%       4/15/25        -            -         54        54
GNMA Pool #403582                                                    8.00%       1/15/25        -            -         45        46
GNMA Pool #403965                                                    8.00%       9/15/24        -            -        807       823
GNMA Pool #405873                                                    8.00%       5/15/25        -            -        380       386
GNMA Pool #405937                                                    8.00%       7/15/25        -            -        151       153
GNMA Pool #405449                                                    8.00%       4/15/25        -            -        372       378
GNMA Pool #406638                                                    8.00%       5/15/25        -            -         97        98
GNMA Pool #408449                                                    8.00%       5/15/25        -            -        185       188
GNMA Pool #409740                                                    8.00%       5/15/25        -            -        146       148
GNMA Pool #410214                                                    8.00%      12/15/25        -            -         28        28
GNMA Pool #410284                                                    8.00%       9/15/25        -            -        555       564
GNMA Pool #410554                                                    8.00%      12/15/25        -            -        350       355
GNMA Pool #410858                                                    8.00%      12/15/25        -            -         31        32
GNMA Pool #413170                                                    8.00%      10/15/25        -            -        410       416
GNMA Pool #412618                                                    8.00%       6/15/26        -            -        790       804
GNMA Pool #414080                                                    8.00%       8/15/25        -            -        368       374
GNMA Pool #413535                                                    8.00%      10/15/25        -            -        337       343
GNMA Pool #413553                                                    8.00%      11/15/25        -            -         86        88
GNMA Pool #415464                                                    8.00%       7/15/25        -            -        223       227
GNMA Pool #418481                                                    8.00%       9/15/25        -            -        378       384
GNMA Pool #423964                                                    8.00%       7/15/26        -            -        915       930
GNMA Pool #424694                                                    8.00%      12/15/25        -            -        888       904
GNMA Pool #425651                                                    8.00%       6/15/26        -            -        627       637
GNMA Pool #435289                                                    8.00%       7/15/26        -            -        741       754
GNMA Pool #193576                                                    8.00%       7/15/26        -            -        648       660
GNMA Pool #326542                                                    8.00%       5/15/22        -            -         41        42
GNMA Pool #334760                                                    8.00%       8/15/25        -            -         29        29
GNMA Pool #338684                                                    8.00%       7/15/24        -            -         37        38
GNMA Pool #780195                                                    8.00%       7/15/25        -            -         41        42
GNMA Pool #780249                                                    8.00%       9/15/25        -            -        122       124
GNMA Pool #780247                                                    8.00%       9/15/25        -            -        833       848
GNMA Pool #780163                                                    6.50%       7/15/09    7,944        7,771          -         -
                                                                                                    -----------           ----------
                                                                                                        41,019               54,069

TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,345)                                                         41,019               54,069

FOREIGN BONDS (U. S. DOLLARS) (9.4%)
Argentina Republic                                                  11.38%       1/30/17    1,500        1,595          -         -
Argentina Global                                                    11.00%       10/9/06    2,500        2,691          -         -
Brazil (Federal Republic of)                                         8.00%       4/15/14    8,150        6,184          -         -
Comtel Brasileira (e)                                               10.75%       9/26/04    5,500        5,692          -         -
Grupo Industrial Durango S.A.                                       12.00%       7/15/01    2,500        2,675          -         -
Grupo Industrial Durango S.A.                                       12.63%        8/1/03      400          431          -         -
Grupo Televisa S.A. (e)                                             11.88%       5/15/06    2,900        3,089          -         -
Indah Kiat International Finance Co.                                11.88%       6/15/02    3,000        3,210          -         -
Intermedia Capital Partners (e)                                     11.25%        8/1/06      500          514          -         -
Ispat Mexicana S. A.                                                10.38%       3/15/01      750          765          -         -
Klabin Fabricadora Papel                                            10.00%      12/20/01    5,000        5,024          -         -
Rogers Cablesystems, Ltd.                                            9.65%       1/15/14        -            -      2,000     1,392
TV Azteca SA DE CV (e)                                              10.50%       2/15/07      425          418          -
                                                                                                    -----------           ----------
                                                                                                        32,288                1,392

TOTAL FOREIGN BONDS (U.S. DOLLARS) (Cost-$33,211)                                                       32,288                1,392

FOREIGN BONDS (NON U. S. DOLLARS) (5.2%)
Canada Government                                                    8.75%       12/1/05 CD 8,250        6,743          -         -
Denmark (Kingdom of)                                                 8.00%       5/12/03 DK35,500        5,975          -         -
Germany (Federal Republic of)                                        6.88%       5/12/05 DM 9,400        5,863          -         -
                                                                                                    -----------           ----------
                                                                                                        18,581                    -

TOTAL FOREIGN BONDS (NON U. S. DOLLARS) (Cost- $20,140)                                                 18,581                    -

U. S. TREASURY OBLIGATIONS (19.1%)
U.S. Treasury Bills                                                  0.00%        3/5/98    5,900        5,623          -         -
U.S. Treasury Bonds                                                  7.88%       2/15/21    7,723        8,442          -         -
U.S. Treasury Bonds                                                  6.50%      11/15/26    4,180        3,926          -         -
U.S. Treasury Notes                                                  6.25%       3/31/99    2,500        2,500          -         -
U.S. Treasury Notes                                                  6.13%      12/31/01    1,250        1,228          -         -
U.S. Treasury Bond                                                   7.25%       5/15/04        -            -     20,000    20,625
U.S. Treasury Notes                                                  7.00%       7/15/06        -            -     25,000    25,414
                                                                                                    -----------           ----------
                                                                                                        21,719               46,039

TOTAL U. S. TREASURY OBLIGATIONS (Cost-$67,816)                                                         21,719               46,039

TOTAL FIXED INCOME (Cost-$336,714)                                                                     177,964              156,027

                                                                                         Shares                      Shares
                                                                                       ----------                  ----------
COMMON STOCKS/WARRANTS (0.3%)
Casino America, Inc. (a)                                                                      105          222          -         -
Casino America, Inc., wts. (a)                                                                 20            -          -         -
Colorado Gaming and Entertainment Co.(a)                                                      170          766          -         -
Grand Palais Casinos, Inc., Series A, wts.(8/15/94-$727) (a) (b)                               73            -          -         -


                                                                                             Pro Forma
                                                                                              Combined
                                                                                       ----------------------
                                                                                                      Market
                                                                       Adjustments        Shares      Value
                                                                  -------------------------------------------
GNMA Pool #394649                                                                           203          207
GNMA Pool #395262                                                                           214          217
GNMA Pool #396925                                                                           782          795
GNMA Pool #398734                                                                           285          289
GNMA Pool #398746                                                                            33           34
GNMA Pool #398502                                                                           354          360
GNMA Pool #398646                                                                           500          508
GNMA Pool #398807                                                                           723          735
GNMA Pool #399971                                                                           616          626
GNMA Pool #400737                                                                           220          224
GNMA Pool #401191                                                                           655          668
GNMA Pool #401819                                                                           134          136
GNMA Pool #402263                                                                           568          578
GNMA Pool #402680                                                                           631          642
GNMA Pool #404080                                                                            54           54
GNMA Pool #403582                                                                            45           46
GNMA Pool #403965                                                                           807          823
GNMA Pool #405873                                                                           380          386
GNMA Pool #405937                                                                           151          153
GNMA Pool #405449                                                                           372          378
GNMA Pool #406638                                                                            97           98
GNMA Pool #408449                                                                           185          188
GNMA Pool #409740                                                                           146          148
GNMA Pool #410214                                                                            28           28
GNMA Pool #410284                                                                           555          564
GNMA Pool #410554                                                                           350          355
GNMA Pool #410858                                                                            31           32
GNMA Pool #413170                                                                           410          416
GNMA Pool #412618                                                                           790          804
GNMA Pool #414080                                                                           368          374
GNMA Pool #413535                                                                           337          343
GNMA Pool #413553                                                                            86           88
GNMA Pool #415464                                                                           223          227
GNMA Pool #418481                                                                           378          384
GNMA Pool #423964                                                                           915          930
GNMA Pool #424694                                                                           888          904
GNMA Pool #425651                                                                           627          637
GNMA Pool #435289                                                                           741          754
GNMA Pool #193576                                                                           648          660
GNMA Pool #326542                                                                            41           42
GNMA Pool #334760                                                                            29           29
GNMA Pool #338684                                                                            37           38
GNMA Pool #780195                                                                            41           42
GNMA Pool #780249                                                                           122          124
GNMA Pool #780247                                                                           833          848
GNMA Pool #780163                                                                         7,944        7,771
                                                                                                -------------
                                                                                                      95,088

TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,345)                                                       95,088

FOREIGN BONDS (U. S. DOLLARS) (9.4%)
Argentina Republic                                                                        1,500        1,595
Argentina Global                                                                          2,500        2,691
Brazil (Federal Republic of)                                                              8,150        6,184
Comtel Brasileira (e)                                                                     5,500        5,692
Grupo Industrial Durango S.A.                                                             2,500        2,675
Grupo Industrial Durango S.A.                                                               400          431
Grupo Televisa S.A. (e)                                                                   2,900        3,089
Indah Kiat International Finance Co.                                                      3,000        3,210
Intermedia Capital Partners (e)                                                             500          514
Ispat Mexicana S. A.                                                                        750          765
Klabin Fabricadora Papel                                                                  5,000        5,024
Rogers Cablesystems, Ltd.                                                                 2,000        1,392
TV Azteca SA DE CV (e)                                                                      425          418
                                                                                                -------------
                                                                                                      33,680

TOTAL FOREIGN BONDS (U.S. DOLLARS) (Cost-$33,211)                                                     33,680

FOREIGN BONDS (NON U. S. DOLLARS) (5.2%)
Canada Government                                                                      CD 8,250        6,743
Denmark (Kingdom of)                                                                  DK 35,500        5,975
Germany (Federal Republic of)                                                          DM 9,400        5,863
                                                                                                -------------
                                                                                                      18,581

TOTAL FOREIGN BONDS (NON U. S. DOLLARS) (Cost- $20,140)                                               18,581

U. S. TREASURY OBLIGATIONS (19.1%)
U.S. Treasury Bills                                                                       5,900        5,623
U.S. Treasury Bonds                                                                       7,723        8,442
U.S. Treasury Bonds                                                                       4,180        3,926
U.S. Treasury Notes                                                                       2,500        2,500
U.S. Treasury Notes                                                                       1,250        1,228
U.S. Treasury Bond                                                                       20,000       20,625
U.S. Treasury Notes                                                                      25,000       25,414
                                                                                                -------------
                                                                                                      67,758

TOTAL U. S. TREASURY OBLIGATIONS (Cost-$67,816)                                                       67,758

TOTAL FIXED INCOME (Cost-$336,714)                                                                   333,991

                                                                                            Shares
                                                                                        --------------
COMMON STOCKS/WARRANTS (0.3%)
Casino America, Inc. (a)                                                                    105          222
Casino America, Inc., wts. (a)                                                               20            -
Colorado Gaming and Entertainment Co.(a)                                                    170          766
Grand Palais Casinos, Inc., Series A, wts.(8/15/94-$727) (a) (b)                             73            -

Keystone Strategic Income Fund
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
Schedule of Investments - April 30, 1997   (000's omitted)


                                                                                                             Keystone
                                                                                                          Strategic Fund
                                                                                              -----------------------------
                                                                                   Maturity                   Market
                                                                         Coupon      Date           Shares    Value
                                                                        -------------------------------------------------------
Grand Palais Casinos, Inc., Series B, wts.(8/15/94-$397)(a)(b)                                        40          -
Grand Palais Casinos, Inc., Series C, wts.(8/15/94-$3,507)(a)(b)                                     351          -
Grand Palais Casinos, Inc., Series D, wts.(8/15/94-$-0-)(a)(b)                                       160          -
Grand Palais Casinos, Inc., wts.(8/15/94-$57)(a)(b)                                                   87          -
Iowa Select Farms, wts. (2/4/94-$955,122)(a)(b)                                                      118        118
Nextel Communications Inc., wts.(a)                                                                    5          -
                                                                                                         -----------
                                                                                                              1,106

TOTAL COMMON STOCKS/WARRANTS (Cost-$3,034)                                                                    1,106

PREFERRED STOCK (0.3%)(Cost-$2,106)
Ampex Corp.(a)(b)(c)                                                                                   2      1,164


                                                                                              Shares
                                                                                          ---------------
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION (1.2%)(Cost - $4,170)
Federal Home Loan Bank                                                     5.28%        5/1/97    $4,170      4,170


REPURCHASE AGREEMENTS (2.2%)
CS First Boston, Inc. Repurchase Agreement (maturity value $5,764)         5.35%        5/1/97         -          -
Keystone Joint Repurchase Agreement (Investments in repurchase
  agreements, in a joint trading account, dated 4/30/97, maturity          5.50%        5/1/97     2,151      2,151
                                                                                                         --------------
  value $2,151) (f)                                                                                           2,151

TOTAL REPURCHASE AGREEMENTS (Cost- $7,914)                                                                    2,151


TOTAL INVESTMENTS (Cost-$353,938)(97.6%)                                                                    186,555

OTHER ASSETS AND LIABILITIES-NET (2.4%)                                                                       6,555


NET ASSETS (100.0%)                                                                                         193,110



                                                                                 Blanchard Flexible                   Pro Forma
                                                                                    Income Fund                       Combined
                                                                        ----------------------------             -----------------
                                                                                           Market                           Market
                                                                                Shares      Value   Adjustments    Shares   Value
                                                                        ----------------------------------------------------------
Grand Palais Casinos, Inc., Series B, wts.(8/15/94-$397)(a)(b)                      -         -                      40         -
Grand Palais Casinos, Inc., Series C, wts.(8/15/94-$3,507)(a)(b)                    -         -                     351         -
Grand Palais Casinos, Inc., Series D, wts.(8/15/94-$-0-)(a)(b)                      -         -                     160         -
Grand Palais Casinos, Inc., wts.(8/15/94-$57)(a)(b)                                 -         -                      87         -
Iowa Select Farms, wts. (2/4/94-$955,122)(a)(b)                                     -         -                     118       118
Nextel Communications Inc., wts.(a)                                                 -         -                       5         -
                                                                                         -------                          --------
                                                                                              -                             1,106

TOTAL COMMON STOCKS/WARRANTS (Cost-$3,034)                                                    -                             1,106

PREFERRED STOCK (0.3%)(Cost-$2,106)
Ampex Corp.(a)(b)(c)                                                                -         -                       2     1,164


                                                                          Shares                                 Shares
                                                                        --------------                        ----------
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION (1.2%)(Cost - $4,170)
Federal Home Loan Bank                                                             $0         -                  $4,170     4,170


REPURCHASE AGREEMENTS (2.2%)
CS First Boston, Inc. Repurchase Agreement (maturity value $5,764)              5,763     5,763                   5,763     5,763
Keystone Joint Repurchase Agreement (Investments in repurchase
  agreements, in a joint trading account, dated 4/30/97, maturity                   -         -                   2,151     2,151
                                                                                        ---------                         --------
  value $2,151) (f)                                                                       5,763                             7,914

TOTAL REPURCHASE AGREEMENTS (Cost- $7,914)                                                5,763                             7,914


TOTAL INVESTMENTS (Cost-$353,938)(97.6%)                                                161,790                           348,345

OTHER ASSETS AND LIABILITIES-NET (2.4%)                                                   1,949                             8,504


NET ASSETS (100.0%)                                                                     163,739                           356,849

Keystone Strategic Income Fund
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
Schedule of Investments - April 30, 1997 (000's omitted)

(a)  Non-income producing.
(b) All or a portion of these securities are either (1) restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933) or (2) illiquid securities, and are valued using market quotations where readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. The Fund may make investments in an amount up to 15% of the value of the Fund's net assets in such securities. The date of acquisition and cost are set forth in parentheses after the description of each restricted security. On the date of acquisition there were no market quotations on similar securities and the securities were valued at acquisition cost. At April 30, 1997, the fair value of these restricted securities was $2,998,243 (0.84% of the Fund's net assets).
(c) Securities which have defaulted on payment of interest and/or principal. The Fund has stopped accruing income on these securities. At April 30, 1997, the face value of these securities was $1,179,265 (0.33% of the Fund's net assets).
(d) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(e) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(f) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at April 30, 1997.



Legend of Portfolio Abbreviations:
CWMBS-Countrywide Mortgage Backed Securities
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA Government National Mortgage Association

See Notes to Pro Forma Combining Financial Statements.

Keystone Strategic Income Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
April 30, 1997

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments, and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements") reflect the accounts of Keystone Strategic Income Fund (SIF) and Blanchard Flexible Income Fund (BFIF) at April 30, 1997 and for the year then ended.

The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of BFIF. The Reorganization provides for the acquisition of all assets and liabilities of BFIF by SIF,in exchange for Class A shares of SIF. Thereafter, there will be a distribution of Class A shares of SIF to shareholders of BFIF in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of BFIF will become the owners of that number of full and fractional Class A shares of SIF having an aggregate net asset value equal to the aggregate net asset value of their shares of BFIF as of the close of business immediately prior to the date that BFIF assets are exchanged for Class A shares of SIF.

The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

The information contained herein is based on the experience of each Fund for the period ended April 30, 1997 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of BFIF in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina.

The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A shares of SIF which would have been issued at April 30, 1997 in connection with the proposed Reorganization. Shareholders of BFIF would receive Class A shares of SIF based on a conversion ratio determined on April 30, 1997. The conversion ratio is calculated by dividing the net asset value of BFIF by the net asset value per share of the Class A shares of SIF.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of the Funds' gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The investment advisory and distribution fees have been charged to the combined Fund based on the fee schedule in effect for SIF at the combined level of average net assets for the year ended April 30, 1997.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Strategic Income and Flexible Income dated January 5, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Strategic Income or Flexible Income at the telephone numbers or addresses set forth above.

         The date of this  Statement  of  Additional  Information  is January 5,
1998.

                         EVERGREEN STRATEGIC INCOME FUND

                                     PART C

                                OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Fixed Income Trust's Registration Statement on Form N-1A filed on October 8, 1997 - Registration No. 333-37433 ("Form N-1A Registration Statement").

2. Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Fixed Income Trust Articles II., III.(6)(c), IV.(3), IV.(8), V., VI., VII. and VIII. and By-Laws Articles II., III and VIII.

6(a).  Form  of  Investment   Advisory  Agreement  between  Keystone  Investment
Management Company and Evergreen Fixed Income Trust. Incorporated by reference to the Form N-1A Registration Statement.

6(b).           Form of Interim Management Contract.  Exhibit B to
Prospectus contained in Part A of this Registration Statement.

6(c).           Form of Interim Sub-Advisory Agreement.  Exhibit C to
Prospectus contained in Part A of this Registration Statement.

7(a).           Principal Underwriting Agreement between Evergreen
Distributor, Inc. and Evergreen Fixed Income Trust.
Incorporated by reference to the Form N-1A Registration
Statement.

7(b).  Form of Dealer  Agreement for Class A, Class B and Class C shares used by
Evergreen  Distributor,   Inc.  Incorporated  by  reference  to  the  Form  N-1A
Registration Statement.

8. Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Custody Agreement between State Street Bank and Trust Company and Evergreen Fixed Income Trust. Incorporated by reference to the Form N-1A Registration Statement.

10(a). Rule 12b-1 Distribution Plan. Incorporated by reference to the Form N-1A Registration Statement.

10(b).          Multiple Class Plan.  Incorporated by reference to
the Form N-1A Registration Statement.

11. Opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

12. Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13. Not applicable.

14(a). Consent of KPMG Peat Marwick LLP. Filed herewith.

14(b). Consent of Deloitte & Touche LLP. To be filed by amendment.

15. Not applicable.

16. Powers of Attorney. Filed herewith.

17(a). Form of Proxy Card. Filed herewith.

17(b).          Registrant's Rule 24f-2 Declaration.  Incorporated by
reference to Registrant's Form N-1A Registration Statement filed on June 27, 1997 - Registration No. 33-11050.


Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 9th day of November, 1997.

                                   EVERGREEN STRATEGIC INCOME FUND

                                   By:      /s/ John J. Pileggi
                                            ----------------------
                                            Name:  John J. Pileggi
                                            Title: President

         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the 9th day of November, 1997.

Signatures                                                    Title
----------                                                    -----

/s/John J. Pileggi                                            President and
------------------                                            Treasurer
John J. Pileggi

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                INDEX TO EXHIBITS

N-14
EXHIBIT NO.

14                Consent of KPMG Peat Marwick LLP
16                Powers of Attorney
17(a)             Form of Proxy
--------------------